UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

PROFESSIONALLY MANAGED COMBINATION

FIXED/VARIABLE ANNUITIES

FOR PERSONAL INVESTMENTS AND

QUALIFIED RETIREMENT PLANS

SEMIANNUAL REPORT • June 30, 2011

Capital Appreciation Variable Account

Global Governments Variable Account

Government Securities Variable Account

High Yield Variable Account

Money Market Variable Account

Total Return Variable Account

Issued by

Sun Life Assurance Company of Canada (U.S.),

A Wholly Owned Subsidiary of

Sun Life of Canada (U.S.) Holdings, Inc.

Board Review of Investment Advisory Agreements	Back Cover

Proxy Voting Policies and Information	Back Cover

Quarterly Portfolio Disclosure	Back Cover

Further Information	Back Cover

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Letter from the CEO of MFS

Dear Contract Owners:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Portfolio Composition — Capital Appreciation Variable Account

Portfolio structure

Top ten holdings
Oracle Corp.	4.5%
Danaher Corp.	4.0%
Apple, Inc.	3.9%
International Business Machines Corp.	3.6%
Accenture PLC, “A”	3.2%
United Technologies Corp.	3.0%
Colgate-Palmolive Co.	2.9%
Schlumberger Ltd.	2.9%
Google, Inc., “A”	2.5%
PepsiCo, Inc.	2.3%

Equity sectors
Technology	26.1%
Industrial Goods & Services	11.6%
Consumer Staples	11.3%
Health Care	11.2%
Special Products & Services	8.8%
Financial Services	8.1%
Retailing	8.0%
Energy	7.2%
Basic Materials	3.4%
Autos & Housing	1.6%
Leisure	1.6%
Transportation	0.7%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Global Governments Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	66.1%
U.S. Treasury Securities	20.2%
Mortgage-Backed Securities	3.9%
U.S. Government Agencies	2.8%
Commercial Mortgage-Backed Securities	1.5%

Composition including fixed income credit quality (a)(i)
AAA	26.7%
AA	40.9%
U.S. Government	20.2%
Federal Agencies	6.7%
Cash & Other	5.5%

Portfolio facts (i)
Average Duration (d)	6.4
Average Effective Maturity (m)	8.4 yrs.

Issuer country weightings (i)(x)
United States	33.5%
Japan	23.7%
Italy	11.5%
Germany	9.2%
United Kingdom	4.6%
Netherlands	3.7%
Canada	3.0%
France	2.6%
Spain	2.5%
Other Countries	5.7%

Currency weightings (i)(y)
Japan	31.1%
United States	28.9%
Euro	26.9%
United Kingdom	6.0%
Canada	2.1%
China	1.5%
Singapore	1.0%
Australia	0.8%
Denmark	0.7%
Other Countries	1.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s total net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s total net assets.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Governments Securities Variable Account

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	46.9%
U.S. Treasury Securities	32.7%
U.S. Government Agencies	12.2%
Commercial Mortgage-Backed Securities	2.2%
High Grade Corporates	0.6%

Composition including fixed income credit quality (a)(i)
AAA	1.7%
AA	0.6%
BBB	0.5%
U.S. Government	33.2%
Federal Agencies	59.1%
Not Rated	(0.5)%
Cash & Other	5.4%

Portfolio facts (i)
Average Duration (d)	4.4
Average Effective Maturity (m)	6.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — High Yield Variable Account

Portfolio structure (i)

Top five industries (i)
Energy-Independent	7.9%
Broadcasting	5.8%
Medical & Health Technology & Services	5.5%
Utilities-Electric Power	5.2%
Telecommunications-Wireless	5.0%

Composition including fixed income credit quality (a)(i)
A	1.2%
BBB	4.0%
BB	32.2%
B	41.1%
CCC	15.8%
CC	0.8%
C	0.2%
D	0.2%
Not Rated	(0.4)%
Non-Fixed Income	2.2%
Cash & Other	2.7%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	7.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Money Market Variable Account

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	24.0%
A-1	76.3%
Not Rated	0.0%
Cash & Other	(0.3)%

Maturity breakdown (u)
0 - 7 days	24.7%
8 - 29 days	28.5%
30 - 59 days	17.9%
60 - 89 days	14.2%
90 - 365 days	15.0%
Other Assets Less Liabilities	(0.3)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund itself is not rated.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time “Other Assets Less Liabilities” may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition — Total Return Variable Account

Portfolio structure (i)

Top ten holdings (i)
Fannie Mae, 5.5%, 30 Years	2.2%
JPMorgan Chase & Co.	2.0%
U.S. Treasury Notes, 1.375%, 2013	2.0%
Exxon Mobil Corp.	1.8%
U.S. Treasury Notes, 1.875%, APR 2014	1.7%
Philip Morris International Inc.	1.7%
Lockheed Martin Corp.	1.7%
United Technologies	1.5%
U.S. Treasury Notes, 3.75%, 2018	1.5%
Johnson & Johnson	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.6%
AA	1.8%
A	3.5%
BBB	5.6%
BB	0.3%
B	0.1%
CCC	0.1%
CC	0.1%
C (o)	0.0%
D	0.1%
U.S. Government	12.6%
Federal Agencies	13.4%
Not Rated (o)	0.0%
Non-Fixed Income	60.1%
Cash & Other	0.7%

Equity sectors
Financial Services	12.9%
Energy	7.1%
Consumer Staples	6.9%
Health Care	6.8%
Industrial Goods & Services	6.3%
Utilities & Communications	4.7%
Technology	3.7%
Leisure	3.5%
Basic Materials	2.8%
Retailing	2.5%
Autos & Housing	1.4%
Special Products & Services	1.0%
Transportation	0.5%

Fixed income sectors (i)
Mortgage-Backed Securities	12.7%
U.S. Treasury Securities	12.6%
High Grade Corporates	9.1%
Commercial Mortgage-Backed Securities	2.1%
Non-U.S. Government Bonds	0.9%
U.S. Government Agencies	0.8%
Emerging Markets Bonds	0.3%
High Yield Corporates	0.3%
Asset-Backed Securities	0.3%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

Portfolio Composition — Total Return Variable Account — continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated included fixed income securities, including fixed income futures, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund itself has not been rated.

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(o)	Less than 0.1%.

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

Portfolio of Investments (unaudited) — June 30, 2011

Capital Appreciation Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 99.6%
Aerospace - 3.6%
Precision Castparts Corp.	5,360	$882,520
United Technologies Corp.	43,470	3,847,530

		$4,730,050

Alcoholic Beverages - 1.1%
Diageo PLC	69,036	$1,410,476

Apparel Manufacturers - 3.3%
LVMH Moet Hennessy Louis Vuitton S.A.	8,534	$1,535,809
NIKE, Inc., “B”	30,370	2,732,693

		$4,268,502

Automotive - 1.6%
Johnson Controls, Inc.	51,350	$2,139,241

Broadcasting - 0.4%
Omnicom Group, Inc.	10,310	$496,530

Brokerage & Asset Managers - 4.2%
Charles Schwab Corp.	80,600	$1,325,870
CME Group, Inc.	7,130	2,079,037
Franklin Resources, Inc.	15,800	2,074,382

		$5,479,289

Business Services - 8.8%
Accenture PLC, “A”	69,680	$4,210,066
Dun & Bradstreet Corp.	31,910	2,410,481
MSCI, Inc., “A” (a)	68,610	2,585,225
Verisk Analytics, Inc., “A” (a)	63,710	2,205,640

		$11,411,412

Cable TV - 1.2%
DIRECTV, “A” (a)	30,050	$1,527,141

Chemicals - 0.8%
Monsanto Co.	14,190	$1,029,343

Computer Software - 6.3%
Autodesk, Inc. (a)	21,870	$844,182
Check Point Software Technologies Ltd. (a)	26,670	1,516,190
Oracle Corp.	177,340	5,836,259

		$8,196,631

Computer Software - Systems - 10.7%
Apple, Inc. (a)	15,070	$5,058,547
EMC Corp. (a)	84,940	2,340,097
Hewlett-Packard Co.	48,700	1,772,680
International Business Machines Corp.	27,170	4,661,014

		$13,832,338

Consumer Products - 5.6%
Church & Dwight Co., Inc.	23,300	$944,582
Colgate-Palmolive Co.	43,380	3,791,846
Procter & Gamble Co.	39,470	2,509,108

		$7,245,536

Electrical Equipment - 8.0%
Amphenol Corp., “A”	23,750	$1,282,263
Danaher Corp.	98,630	5,226,404
Sensata Technologies Holding B.V. (a)	58,440	2,200,266
W.W. Grainger, Inc.	11,090	1,703,979

		$10,412,912

Electronics - 4.6%
ASML Holding N.V.	18,910	$698,914
Microchip Technology, Inc.	71,890	2,725,350
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,706	2,543,513

		$5,967,777

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Energy - Integrated - 2.4%
Chevron Corp.	8,260	$849,458
Exxon Mobil Corp.	18,310	1,490,068
Hess Corp.	9,990	746,852

		$3,086,378

Food & Beverages - 4.6%
Groupe Danone	29,568	$2,206,074
Mead Johnson Nutrition Co., “A”	10,920	737,646
PepsiCo, Inc.	43,100	3,035,533

		$5,979,253

Food & Drug Stores - 0.6%
CVS Caremark Corp.	19,929	$748,932

General Merchandise - 2.9%
Kohl’s Corp.	34,070	$1,703,841
Target Corp.	43,610	2,045,745

		$3,749,586

Internet - 3.2%
eBay, Inc. (a)	25,160	$811,913
Google, Inc., “A” (a)	6,510	3,296,534

		$4,108,447

Major Banks - 0.6%
Bank of New York Mellon Corp.	28,144	$721,049

Medical & Health Technology & Services - 1.9%
Medco Health Solutions, Inc. (a)	14,570	$823,496
Patterson Cos., Inc.	50,480	1,660,287

		$2,483,783

Medical Equipment - 6.5%
Becton, Dickinson & Co.	25,780	$2,221,463
DENTSPLY International, Inc.	41,190	1,568,515
Medtronic, Inc.	16,850	649,231
St. Jude Medical, Inc.	15,270	728,074
Thermo Fisher Scientific, Inc. (a)	36,870	2,374,059
Waters Corp. (a)	8,960	857,830

		$8,399,172

Metals & Mining - 0.9%
BHP Billiton Ltd., ADR	12,030	$1,138,399

Network & Telecom - 1.3%
Cisco Systems, Inc.	106,080	$1,655,909

Oil Services - 4.8%
National Oilwell Varco, Inc.	32,370	$2,531,658
Schlumberger Ltd.	43,110	3,724,704

		$6,256,362

Other Banks & Diversified Financials - 3.3%
MasterCard, Inc., “A”	4,900	$1,476,566
Visa, Inc., “A”	33,200	2,797,432

		$4,273,998

Pharmaceuticals - 2.8%
Abbott Laboratories	22,220	$1,169,216
Allergan, Inc.	11,410	949,883
Johnson & Johnson	23,000	1,529,960

		$3,649,059

Railroad & Shipping - 0.7%
Kuehne & Nagel, Inc. AG	5,590	$848,390

Specialty Chemicals - 1.7%
Praxair, Inc.	20,700	$2,243,673

Specialty Stores - 1.2%
Industria de Diseno Textil S.A.	9,741	$887,672

9-CAVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 1.2%
Industria de Diseno Textil S.A.	9,741	$887,672
Staples, Inc.	44,810	707,998

		$1,595,670

Total Common Stocks (Identified Cost, $100,759,811)		$129,085,238

MONEY MARKET FUNDS (v) - 0.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	420,980	$420,980

Total Investments (Identified Cost, $101,180,791)		$129,506,218

OTHER ASSETS, LESS LIABILITIES - 0.1%		182,704

NET ASSETS - 100.0%		$129,688,922

See portfolio footnotes and notes to financial statements.

10-CAVA

Portfolio of Investments (unaudited) — June 30, 2011

Global Governments Variable Account

Issuer	Shares/Par		Value ($)
BONDS - 93.1%
Foreign Bonds - 65.4%
Australia - 0.7%
Commonwealth of Australia, 5.75%, 2021	AUD	36,000	$40,174

Austria - 1.0%
Republic of Austria, 4.65%, 2018	EUR	40,000	$63,435

Belgium - 2.1%
Kingdom of Belgium, 5.5%, 2017	EUR	78,000	$124,340

Canada - 3.0%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	30,000	$27,144
Canada Housing Trust, 4.6%, 2011 (n)	CAD	57,000	59,505
Government of Canada, 4.25%, 2018	CAD	72,000	81,914
Government of Canada, 5.75%, 2033	CAD	10,000	13,846

			$182,409

Finland - 0.7%
Republic of Finland, 3.875%, 2017	EUR	29,000	$44,441

France - 2.6%
Republic of France, 6%, 2025	EUR	49,000	$88,310
Republic of France, 4.75%, 2035	EUR	42,000	66,254

			$154,564

Germany - 8.9%
Federal Republic of Germany, 3.75%, 2013	EUR	185,000	$279,561
Federal Republic of Germany, 3.75%, 2015	EUR	59,000	90,675
Federal Republic of Germany, 4.25%, 2018	EUR	56,000	89,326
Federal Republic of Germany, 6.25%, 2030	EUR	40,000	78,053

			$537,615

Italy - 11.3%
Republic of Italy, 4.75%, 2013	EUR	224,000	$334,156
Republic of Italy, 5.25%, 2017	EUR	176,000	269,034
Republic of Italy, 3.75%, 2021	EUR	59,000	79,221

			$682,411

Japan - 23.6%
Government of Japan, 1.7%, 2017	JPY	51,800,000	$685,795
Government of Japan, 1.1%, 2020	JPY	3,000,000	37,633
Government of Japan, 2.1%, 2024	JPY	21,350,000	285,201
Government of Japan, 2.2%, 2027	JPY	23,700,000	314,663
Government of Japan, 2.4%, 2037	JPY	8,000,000	107,221

			$1,430,513

Netherlands - 3.5%
Kingdom of the Netherlands, 3.75%, 2014	EUR	119,000	$181,438
Kingdom of the Netherlands, 5.5%, 2028	EUR	19,000	33,438

			$214,876

Norway - 0.6%
Eksportfinans A.S.A., 1.875%, 2013	$	35,000	$35,670

Spain - 2.4%
Kingdom of Spain, 4.6%, 2019	EUR	106,000	$147,671

Sweden - 0.5%
Kingdom of Sweden, 5%, 2020	SEK	170,000	$31,431

United Kingdom - 4.5%
United Kingdom Treasury, 8%, 2021	GBP	37,100	$83,038
United Kingdom Treasury, 4.25%, 2027	GBP	58,000	94,244

Issuer	Shares/Par		Value ($)
BONDS - continued
Foreign Bonds - continued
United Kingdom - continued
United Kingdom Treasury, 4.25%, 2036	GBP	61,000	$97,499

			$274,781

Total Foreign Bonds			$3,964,331

U.S. Bonds - 27.7%
Asset-Backed & Securitized - 1.1%
Commercial Mortgage Asset Trust, FRN, 0.991%, 2032 (i)(z)	$	784,612	$7,948
Commercial Mortgage Pass-Through Certificates, FRN, 0.377%, 2017 (n)		59,000	56,980
First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043 (i)(z)		63,132	2

			$64,930

Mortgage-Backed - 3.9%
Fannie Mae, 4.768%, 2012	$	35,840	$36,840
Fannie Mae, 5.37%, 2013		23,177	24,072
Fannie Mae, 4.78%, 2015		22,701	24,621
Fannie Mae, 5.5%, 2015		8,860	9,637
Fannie Mae, 5.09%, 2016		25,000	27,273
Fannie Mae, 5.424%, 2016		22,783	25,164
Fannie Mae, 5.16%, 2018		23,730	26,082
Fannie Mae, 5.1%, 2019		10,714	11,655
Fannie Mae, 5.18%, 2019		10,718	11,689
Fannie Mae, 6.16%, 2019		8,903	9,989
Freddie Mac, 5.085%, 2019		10,000	10,686
Freddie Mac, 5%, 2028		9,224	9,334
Freddie Mac, FRN, 3.882%, 2017		10,000	10,455

			$237,497

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 2015	$	49,000	$54,432
Small Business Administration, 4.57%, 2025		27,970	29,663
Small Business Administration, 5.21%, 2026		74,619	80,499

			$164,594

U.S. Treasury Obligations - 20.0%
U.S. Treasury Bonds, 6.875%, 2025	$	76,000	$102,173
U.S. Treasury Bonds, 5.25%, 2029		126,000	145,392
U.S. Treasury Bonds, 4.5%, 2039		17,100	17,485
U.S. Treasury Notes, 1.375%, 2013		105,000	106,723
U.S. Treasury Notes, 4.125%, 2015		165,000	183,085
U.S. Treasury Notes, 4.75%, 2017		242,000	278,338
U.S. Treasury Notes, 3.5%, 2020		102,000	106,486
U.S. Treasury Notes, TIPS, 1.25%, 2020		254,726	269,452

			$1,209,134

Total U.S. Bonds			$1,676,155

Total Bonds (Identified Cost, $5,178,489)			$5,640,486

MONEY MARKET FUNDS (v) - 5.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value		304,534	$304,534

Total Investments (Identified Cost, $5,483,023)			$5,945,020

OTHER ASSETS, LESS LIABILITIES - 1.9%			112,585

NET ASSETS - 100.0%			$6,057,605

11-WGVA

Portfolio of Investments (unaudited) — continued

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	2,000	7/12/11	$2,117	$2,143	$26
BUY	AUD	Westpac Banking Corp.	10,158	7/12/11	10,570	10,886	316
BUY	CAD	Barclays Bank PLC	4,000	7/12/11	4,081	4,147	66
BUY	CAD	Goldman Sachs International	6,000	7/12/11	6,199	6,220	21
BUY	CNY	HSBC Bank	102,000	11/16/11	15,821	15,836	15
BUY	DKK	Credit Suisse Group	196,472	7/12/11	37,947	38,192	245
BUY	DKK	Goldman Sachs International	8,000	7/12/11	1,544	1,556	12
SELL	DKK	UBS AG	3,000	7/12/11	585	583	2
BUY	EUR	Barclays Bank PLC	4,000	7/12/11	5,712	5,799	87
BUY	EUR	Brown Brothers Harriman & Co.	9,000	7/12/11	12,989	13,049	60
BUY	EUR	Credit Suisse Group	12,000	7/12/11	17,333	17,398	65
BUY	EUR	Merrill Lynch International Bank	30,000	7/12/11	42,936	43,496	560
BUY	EUR	UBS AG	61,064	7/12/11	87,935	88,535	600
SELL	EUR	Citibank N.A.	36,000	7/12/11	52,799	52,195	604
BUY	GBP	Brown Brothers Harriman & Co.	1,000	7/12/11	1,599	1,605	6
SELL	GBP	Barclays Bank PLC	12,709	7/12/11	20,668	20,395	273
SELL	GBP	Citibank N.A.	2,000	7/12/11	3,228	3,209	19
SELL	GBP	Goldman Sachs International	2,000	7/12/11	3,270	3,209	61
SELL	GBP	UBS AG	1,000	7/12/11	1,640	1,604	36
BUY	HUF	HSBC Bank	2,762,000	7/12/11	14,795	15,059	264
BUY	IDR	HSBC Bank	133,218,000	7/26/11	15,399	15,486	87
BUY	JPY	Barclays Bank PLC	501,000	7/12/11	6,127	6,224	97
BUY	JPY	Credit Suisse Group	36,834,530	7/12/11	433,853	457,559	23,706
BUY	JPY	Deutsche Bank AG	2,163,000	7/12/11	26,329	26,869	540
BUY	JPY	HSBC Bank	3,457,000	7/12/11	41,641	42,943	1,302
SELL	JPY	Barclays Bank PLC	408,000	7/12/11	5,109	5,068	41
SELL	JPY	Credit Suisse Group	485,000	7/12/11	6,046	6,025	21
SELL	JPY	UBS AG	1,131,000	7/12/11	14,112	14,049	63
BUY	MXN	Citibank N.A.	180,000	7/05/11	15,161	15,373	212
BUY	NOK	Deutsche Bank AG	255,000	7/12/11	46,373	47,245	872
BUY	NZD	Barclays Bank PLC	10,000	7/12/11	8,040	8,281	241
BUY	NZD	JPMorgan Chase Bank N.A.	9,000	7/12/11	7,236	7,453	217
BUY	SEK	Deutsche Bank AG	86,000	7/12/11	13,580	13,591	11
SELL	SEK	Credit Suisse Group	5,157	7/12/11	824	815	9
BUY	SGD	Credit Suisse Group	57,000	7/12/11	45,367	46,406	1,039
BUY	SGD	Deutsche Bank AG	10,500	7/12/11	8,327	8,548	221
BUY	SGD	HSBC Bank	10,500	7/12/11	8,328	8,548	220
SELL	THB	HSBC Bank	458,000	7/25/11	15,007	14,892	115
SELL	THB	JPMorgan Chase Bank N.A.	185,000	7/05/11	6,062	6,024	38

							$32,390

Liability Derivatives
BUY	AUD	Barclays Bank PLC	7,000	7/12/11	$7,539	$7,501	$(38)
BUY	AUD	Goldman Sachs International	6,000	7/12/11	6,518	6,430	(88)
SELL	AUD	Barclays Bank PLC	12,000	7/12/11	12,685	12,859	(174)
SELL	AUD	Citibank N.A.	3,000	7/12/11	3,214	3,215	(1)
SELL	AUD	Westpac Banking Corp.	1,000	7/12/11	1,053	1,072	(19)
BUY	CAD	Brown Brothers Harriman & Co.	9,000	7/12/11	9,437	9,330	(107)
BUY	CAD	HSBC Bank	11,000	7/12/11	11,477	11,403	(74)
SELL	CAD	Barclays Bank PLC	11,000	7/12/11	11,217	11,403	(186)
SELL	CAD	Goldman Sachs International	50,136	7/12/11	51,837	51,975	(138)
SELL	CAD	UBS AG	22,000	7/12/11	22,732	22,807	(75)
BUY	CNY	Barclays Bank PLC	94,000	11/16/11	14,642	14,594	(48)
BUY	CNY	Deutsche Bank AG	393,000	11/16/11	61,182	61,016	(166)
BUY	EUR	Goldman Sachs International	23,000	7/12/11	33,628	33,347	(281)
BUY	EUR	HSBC Bank	4,000	7/12/11	5,904	5,799	(105)
SELL	EUR	Barclays Bank PLC	12,000	7/12/11	17,045	17,398	(353)
SELL	EUR	Citibank N.A.	10,000	7/12/11	14,319	14,499	(180)

12-WGVA

Portfolio of Investments (unaudited) — continued

Forward Foreign Currency Exchange Contracts at 6/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Credit Suisse Group	8,000	7/12/11	$11,391	$11,599	$(208)
SELL	EUR	Deutsche Bank AG	41,000	7/12/11	58,536	59,445	(909)
SELL	EUR	Goldman Sachs International	6,000	7/12/11	8,514	8,699	(185)
SELL	EUR	Morgan Stanley Capital Services, Inc.	6,000	7/12/11	8,639	8,699	(60)
SELL	EUR	UBS AG	294,847	7/12/11-9/15/11	423,622	426,931	(3,309)
BUY	GBP	Barclays Bank PLC	35,876	7/12/11	58,480	57,575	(905)
BUY	GBP	Deutsche Bank AG	32,876	7/12/11	53,589	52,760	(829)
BUY	GBP	Goldman Sachs International	1,000	7/12/11	1,633	1,605	(28)
BUY	HUF	Barclays Bank PLC	1,695,000	7/12/11	9,255	9,241	(14)
SELL	HUF	Barclays Bank PLC	4,452,000	7/12/11	22,952	24,272	(1,320)
BUY	IDR	Merrill Lynch International Bank	132,291,000	9/06/11	15,431	15,276	(155)
SELL	IDR	HSBC Bank	265,335,000	7/26/11	30,586	30,844	(258)
BUY	JPY	Brown Brothers Harriman & Co.	288,000	7/12/11	3,587	3,577	(10)
BUY	JPY	Goldman Sachs International	1,026,000	7/12/11	12,793	12,745	(48)
BUY	JPY	Morgan Stanley Capital Services, Inc.	360,000	7/12/11	4,490	4,472	(18)
SELL	JPY	Barclays Bank PLC	3,344,000	7/12/11	41,357	41,539	(182)
SELL	JPY	Brown Brothers Harriman & Co.	1,129,000	7/12/11	13,849	14,024	(175)
SELL	JPY	Citibank N.A.	1,755,000	7/12/11	21,765	21,801	(36)
SELL	JPY	Credit Suisse Group	102,000	7/12/11	1,263	1,267	(4)
SELL	JPY	HSBC Bank	186,000	7/12/11	2,287	2,311	(24)
SELL	JPY	UBS AG	239,000	7/12/11	2,812	2,969	(157)
SELL	MXN	Citibank N.A.	183,000	7/05/11-7/12/11	15,549	15,630	(81)
BUY	MYR	JPMorgan Chase Bank N.A.	92,000	8/09/11	30,557	30,389	(168)
SELL	MYR	JPMorgan Chase Bank N.A.	92,000	8/09/11	29,997	30,389	(392)
SELL	NOK	Deutsche Bank AG	88,000	7/12/11	15,898	16,304	(406)
SELL	NZD	Goldman Sachs International	19,000	7/12/11	14,879	15,734	(855)
BUY	SEK	Barclays Bank PLC	40,000	7/12/11	6,633	6,321	(312)
BUY	SEK	Credit Suisse Group	52,000	7/12/11	8,524	8,218	(306)
SELL	SEK	Deutsche Bank AG	192,000	7/12/11	29,758	30,344	(586)
BUY	SGD	Barclays Bank PLC	18,000	8/05/11	14,683	14,655	(28)
BUY	SGD	JPMorgan Chase Bank N.A.	18,000	8/05/11	14,683	14,654	(29)
SELL	SGD	UBS AG	38,000	7/12/11	30,688	30,937	(249)
BUY	THB	HSBC Bank	458,000	7/25/11	15,323	14,892	(431)
BUY	THB	JPMorgan Chase Bank N.A.	185,000	7/05/11	6,198	6,024	(174)

							$(14,884)

At June 30, 2011, the variable account had sufficient cash and/or securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

13-WGVA

Portfolio of Investments (unaudited) — June 30, 2011

Government Securities Variable Account

Issuer	Shares/Par	Value ($)

BONDS - 94.4%
Agency - Other - 6.0%
Financing Corp., 9.4%, 2018	$1,020,000	$1,425,684
Financing Corp., 10.35%, 2018	500,000	736,354
Financing Corp., STRIPS, 0%, 2017	1,220,000	1,023,983

		$3,186,021

Asset-Backed & Securitized - 2.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$151,000	$160,217
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	424,864	454,966
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	249,825	269,436
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.186%, 2051	242,098	257,556

		$1,142,175

Local Authorities - 0.6%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$180,000	$185,549
University of California Rev. (Build America Bonds), 5.77%, 2043	125,000	124,199

		$309,748

Mortgage-Backed - 46.7%
Fannie Mae, 5.503%, 2011	$79,000	$79,596
Fannie Mae, 4.73%, 2012	86,102	89,201
Fannie Mae, 4.791%, 2012	37,132	38,169
Fannie Mae, 4.542%, 2013	51,107	53,359
Fannie Mae, 4.845%, 2013	237,765	250,407
Fannie Mae, 5%, 2013-2041	2,839,998	3,031,288
Fannie Mae, 5.06%, 2013	95,641	98,346
Fannie Mae, 5.159%, 2013	92,059	97,997
Fannie Mae, 4.562%, 2014	76,246	81,255
Fannie Mae, 4.6%, 2014	115,218	122,461
Fannie Mae, 4.609%, 2014	349,324	375,029
Fannie Mae, 4.77%, 2014	97,154	104,161
Fannie Mae, 4.841%, 2014	689,802	738,282
Fannie Mae, 4.873%, 2014	429,773	453,817
Fannie Mae, 5.1%, 2014-2015	190,926	205,563
Fannie Mae, 4.56%, 2015	148,957	160,020
Fannie Mae, 4.62%, 2015	165,948	178,280
Fannie Mae, 4.665%, 2015	100,649	108,437
Fannie Mae, 4.74%, 2015	93,434	101,003
Fannie Mae, 4.79%, 2015	94,118	102,093
Fannie Mae, 4.81%, 2015	118,355	128,482
Fannie Mae, 4.815%, 2015	115,384	125,113
Fannie Mae, 4.82%, 2015	232,965	251,736
Fannie Mae, 4.89%, 2015	81,640	88,488
Fannie Mae, 4.922%, 2015	179,520	195,180
Fannie Mae, 5.465%, 2015	193,364	213,626
Fannie Mae, 4.5%, 2016-2041	1,698,861	1,797,051
Fannie Mae, 5.157%, 2016	36,960	40,626
Fannie Mae, 5.35%, 2016	53,637	58,678
Fannie Mae, 5.724%, 2016	92,454	102,617
Fannie Mae, 6.5%, 2016-2037	440,254	497,473
Fannie Mae, 5.5%, 2017-2035	3,708,380	4,035,925
Fannie Mae, 6%, 2017-2037	1,304,350	1,440,864
Fannie Mae, 5.68%, 2018	41,457	45,248
Fannie Mae, 4.874%, 2019	237,406	260,096
Fannie Mae, 5.6%, 2019	51,971	56,349
Fannie Mae, 3.87%, 2020	59,348	60,014
Fannie Mae, 4.14%, 2020	36,635	37,712
Fannie Mae, 4.88%, 2020	67,627	72,046

Issuer	Shares/Par	Value ($)

BONDS - continued
Mortgage-Backed - continued
Fannie Mae, 7.5%, 2022-2031	$72,081	$84,478
Freddie Mac, 4.375%, 2015	46,695	47,168
Freddie Mac, 5%, 2016-2040	1,011,638	1,076,777
Freddie Mac, 3.154%, 2018	181,000	180,448
Freddie Mac, 5.085%, 2019	312,000	333,393
Freddie Mac, 6%, 2019-2038	1,074,236	1,185,778
Freddie Mac, 4.224%, 2020	152,529	158,687
Freddie Mac, 4.251%, 2020	119,000	124,086
Freddie Mac, 4.5%, 2022-2025	150,290	159,397
Freddie Mac, 5.5%, 2022-2036	1,754,195	1,908,756
Freddie Mac, 4%, 2025	465,467	485,493
Freddie Mac, 6.5%, 2032-2037	267,147	302,635
Freddie Mac, FRN, 3.882%, 2017	166,000	173,550
Ginnie Mae, 5.5%, 2033	755,470	836,447
Ginnie Mae, 4.5%, 2039-2040	639,161	677,504
Ginnie Mae, 5.612%, 2058	550,591	589,205
Ginnie Mae, 6.357%, 2058	307,725	332,692

		$24,632,582

U.S. Government Agencies and Equivalents - 6.0%
Aid-Egypt, 4.45%, 2015	$335,000	$372,135
Farmer Mac, 5.5%, 2011 (n)	690,000	691,415
FDIC Structured Sale Guarantee Note, 0%, 2012 (n)	43,000	42,355
Small Business Administration, 6.44%, 2021	208,240	227,676
Small Business Administration, 6.625%, 2021	281,262	307,474
Small Business Administration, 4.98%, 2023	148,512	157,706
Small Business Administration, 4.77%, 2024	336,379	358,454
Small Business Administration, 4.99%, 2024	165,275	177,189
Small Business Administration, 5.11%, 2025	194,092	207,562
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	502,407
U.S. Department of Housing & Urban Development, 6.59%, 2016	109,000	109,544

		$3,153,917

U.S. Treasury Obligations - 32.9%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$25,543
U.S. Treasury Bonds, 7.5%, 2016	218,000	281,237
U.S. Treasury Bonds, 7.875%, 2021	63,000	88,362
U.S. Treasury Bonds, 6.25%, 2023	16,000	20,298
U.S. Treasury Bonds, 6.75%, 2026	33,000	44,040
U.S. Treasury Bonds, 6.375%, 2027	326,000	422,170
U.S. Treasury Bonds, 5.25%, 2029 (f)	2,162,000	2,494,745
U.S. Treasury Bonds, 4.5%, 2036	124,000	128,146
U.S. Treasury Bonds, 4.375%, 2038	772,000	777,066
U.S. Treasury Bonds, 4.5%, 2039	1,280,000	1,308,800
U.S. Treasury Notes, 1.125%, 2012	1,170,000	1,176,307
U.S. Treasury Notes, 1.375%, 2012	2,014,900	2,030,405
U.S. Treasury Notes, 1.375%, 2013	57,000	57,882
U.S. Treasury Notes, 4%, 2014	211,000	229,199
U.S. Treasury Notes, 1.875%, 2014	2,043,000	2,106,844
U.S. Treasury Notes, 4%, 2015	610,000	672,335
U.S. Treasury Notes, 2.625%, 2016	201,000	210,029
U.S. Treasury Notes, 2.625%, 2018	1,429,000	1,446,863
U.S. Treasury Notes, 2.75%, 2019	778,400	785,880
U.S. Treasury Notes, 3.125%, 2019	825,000	851,813
U.S. Treasury Notes, 3.5%, 2020	689,000	719,302

14-GSVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, TIPS, 1.25%, 2020	$1,388,103	$1,468,352

		$17,345,618

Total Bonds (Identified Cost, $47,294,312)		$49,770,061

MONEY MARKET FUNDS (v) - 5.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	2,638,907	$2,638,907

Total Investments (Identified Cost, $49,933,219)		$52,408,968

OTHER ASSETS, LESS LIABILITIES - 0.6%		337,515

NET ASSETS - 100.0%		$52,746,483

Derivatives Contracts at 6/30/11

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	2	$244,656	September - 2011	$663

At June 30, 2011, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

15-GSVA

Portfolio of Investments (unaudited) — June 30, 2011

High Yield Variable Account

Issuer	Shares/Par		Value ($)

BONDS - 93.7%
Aerospace - 2.2%
BE Aerospace, Inc., 8.5%, 2018	$	110,000	$120,007
Bombardier, Inc., 7.5%, 2018 (n)		185,000	207,200
Bombardier, Inc., 7.75%, 2020 (n)		60,000	67,500
CPI International Acquisition, Inc., 8%, 2018 (n)		120,000	113,400
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015		138,000	107,985
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	100,000	137,764
Huntington Ingalls Industries, Inc., 7.125%, 2021 (n)	$	95,000	98,325

			$852,181

Airlines - 0.0%
Continental Airlines, Inc., 6.748%, 2018	$	16,210	$16,067

Apparel Manufacturers - 0.7%
Hanesbrands, Inc., 8%, 2016	$	110,000	$117,425
Phillips-Van Heusen Corp., 7.375%, 2020		155,000	165,850

			$283,275

Asset-Backed & Securitized - 1.3%
ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045 (d)(z)	$	122,401	$4,590
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049		148,212	85,203
Crest Ltd., CDO, 7%, 2040		165,066	8,253
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		165,000	112,625
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.258%, 2051		110,000	75,887
Wachovia Bank Commercial Mortgage Trust, FRN, 5.943%, 2047		87,180	34,399
Wachovia Credit, CDO, FRN, 1.596%, 2026 (z)		250,000	175,000

			$495,957

Automotive - 3.0%
Accuride Corp., 9.5%, 2018	$	110,000	$117,700
Allison Transmission, Inc., 7.125%, 2019 (n)		80,000	77,800
Ford Motor Credit Co. LLC, 8%, 2014		100,000	109,704
Ford Motor Credit Co. LLC, 12%, 2015		404,000	501,008
General Motors Financial Co., Inc., 6.75%, 2018 (z)		80,000	80,200
Goodyear Tire & Rubber Co., 10.5%, 2016		68,000	76,500
Jaguar Land Rover PLC, 8.125%, 2021 (z)		150,000	151,125
UCI International, Inc., 8.625%, 2019		30,000	30,900

			$1,144,937

Basic Industry - 0.3%
Trimas Corp., 9.75%, 2017	$	115,000	$125,925

Broadcasting - 5.1%
Allbritton Communications Co., 8%, 2018	$	100,000	$101,750
Citadel Broadcasting Corp., 7.75%, 2018 (n)		15,000	15,938
Clear Channel Communications, Inc., 9%, 2021 (z)		45,000	43,088
EH Holding Corp., 7.625%, 2021 (z)		25,000	25,500
Entravision Communications Corp., 8.75%, 2017		30,000	31,050

Issuer	Shares/Par		Value ($)

BONDS - continued
Broadcasting - continued
Gray Television, Inc., 10.5%, 2015	$	30,000	$31,200
Inmarsat Finance PLC, 7.375%, 2017 (n)		200,000	212,000
Intelsat Bermuda Ltd., 11.25%, 2017		105,000	112,744
Intelsat Jackson Holdings Ltd., 9.5%, 2016		315,000	330,356
Intelsat Jackson Holdings Ltd., 11.25%, 2016		45,000	47,700
Lamar Media Corp., 6.625%, 2015		85,000	86,275
Lamar Media Corp., “C”, 6.625%, 2015		35,000	35,394
LBI Media, Inc., 8.5%, 2017 (z)		100,000	78,500
Liberty Media Corp., 8.5%, 2029		105,000	101,325
Local TV Finance LLC, 9.25%, 2015 (p)(z)		172,529	172,745
Newport Television LLC, 13%, 2017 (n)(p)		50,920	50,543
Salem Communications Corp., 9.625%, 2016		18,000	18,968
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)		65,000	71,338
Sinclair Broadcast Group, Inc., 8.375%, 2018		20,000	21,000
SIRIUS XM Radio, Inc., 13%, 2014 (n)		30,000	35,175
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)		120,000	132,300
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)		80,000	83,600
Univision Communications, Inc., 6.875%, 2019 (n)		70,000	69,300
Univision Communications, Inc., 7.875%, 2020 (n)		55,000	56,375

			$1,964,164

Brokerage & Asset Managers - 0.5%
E*TRADE Financial Corp., 7.875%, 2015	$	50,000	$50,250
E*TRADE Financial Corp., 12.5%, 2017		135,000	157,950

			$208,200

Building - 2.1%
Associated Materials LLC, 9.125%, 2017 (z)	$	30,000	$29,925
Building Materials Holding Corp., 6.875%, 2018 (n)		85,000	86,700
Building Materials Holding Corp., 7%, 2020 (n)		55,000	57,613
Building Materials Holding Corp., 6.75%, 2021 (n)		45,000	45,225
CEMEX S.A., 9.25%, 2020		240,000	237,600
Masonite International Corp., 8.25%, 2021 (n)		45,000	44,719
Nortek, Inc., 10%, 2018 (n)		35,000	35,000
Nortek, Inc., 8.5%, 2021 (n)		115,000	106,375
Owens Corning, 9%, 2019		145,000	173,187

			$816,344

Business Services - 1.5%
First Data Corp., 12.625%, 2021 (n)	$	55,000	$58,850
Interactive Data Corp., 10.25%, 2018 (n)		110,000	119,625
Iron Mountain, Inc., 6.625%, 2016		145,000	145,000

16-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Business Services - continued
SunGard Data Systems, Inc., 10.25%, 2015	$	156,000	$161,460
SunGard Data Systems, Inc., 7.375%, 2018		50,000	50,000
SunGard Data Systems, Inc., 7.625%, 2020		60,000	60,600

			$595,535

Cable TV - 4.0%
AMC Networks, Inc., 7.75%, 2021 (z)	$	23,000	$24,035
Bresnan Broadband Holdings LLC, 8%, 2018 (n)		30,000	30,938
Cablevision Systems Corp., 8.625%, 2017		85,000	92,119
CCH II LLC, 13.5%, 2016		120,000	141,300
CCO Holdings LLC, 7.875%, 2018		130,000	136,988
CCO Holdings LLC, 8.125%, 2020		125,000	135,000
Cequel Communications Holdings, 8.625%, 2017 (n)		40,000	41,600
Charter Communications Operating LLC, 10.875%, 2014 (n)		80,000	88,000
CSC Holdings LLC, 8.5%, 2014		190,000	210,425
Insight Communications Co., Inc., 9.375%, 2018 (n)		100,000	109,750
Mediacom LLC, 9.125%, 2019		100,000	105,500
UPCB Finance III Ltd., 6.625%, 2020 (n)		170,000	167,875
Videotron LTEE, 6.875%, 2014		27,000	27,304
Virgin Media Finance PLC, 9.125%, 2016		228,000	239,970

			$1,550,804

Chemicals - 3.8%
Ashland, Inc., 9.125%, 2017	$	80,000	$90,000
Celanese U.S. Holdings LLC, 6.625%, 2018		165,000	174,075
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 8.875%, 2018		95,000	98,800
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, 9%, 2020		30,000	30,750
Huntsman International LLC, 8.625%, 2021		110,000	119,625
Lyondell Chemical Co., 11%, 2018		377,972	423,329
Momentive Performance Materials, Inc., 12.5%, 2014		153,000	166,388
Momentive Performance Materials, Inc., 11.5%, 2016		150,000	159,750
Polypore International, Inc., 7.5%, 2017		110,000	116,325
Solutia, Inc., 7.875%, 2020		95,000	101,650

			$1,480,692

Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 2019 (n)	$	80,000	$83,200

Computer Software - Systems - 0.8%
Audatex North America, Inc., 6.75%, 2018 (z)	$	65,000	$65,325
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		165,000	180,263
Eagle Parent, Inc., 8.625%, 2019 (z)		65,000	62,644

			$308,232

Conglomerates - 1.2%
Amsted Industries, Inc., 8.125%, 2018 (n)	$	115,000	$120,750
Griffon Corp., 7.125%, 2018 (n)		120,000	120,450
Pinafore LLC, 9%, 2018 (n)		195,000	210,113

			$451,313

Issuer	Shares/Par		Value ($)

BONDS - continued
Consumer Products - 1.4%
ACCO Brands Corp., 10.625%, 2015	$	15,000	$16,744
Easton-Bell Sports, Inc., 9.75%, 2016		95,000	104,738
Elizabeth Arden, Inc., 7.375%, 2021		75,000	78,094
Jarden Corp., 7.5%, 2020		125,000	130,000
Libbey Glass, Inc., 10%, 2015		90,000	97,650
Visant Corp., 10%, 2017		100,000	103,500

			$530,726

Consumer Services - 1.2%
Realogy Corp., 10.5%, 2014	$	33,000	$32,670
Realogy Corp., 11.5%, 2017		90,000	91,350
Service Corp. International, 6.75%, 2015		55,000	58,988
Service Corp. International, 7%, 2017		190,000	204,725
Service Corp. International, 7%, 2019		80,000	84,200

			$471,933

Containers - 2.2%
Exopack Holding Corp., 10%, 2018 (z)	$	60,000	$59,550
Graham Packaging Co. LP/GPC Capital Corp., 9.875%, 2014		75,000	76,969
Graham Packaging Co. LP/GPC Capital Corp., 8.25%, 2018		45,000	50,063
Greif, Inc., 6.75%, 2017		165,000	171,600
Owens-Illinois, Inc., 7.375%, 2016		75,000	81,563
Packaging Dynamics Corp., 8.75%, 2016 (z)		40,000	40,600
Reynolds Group, 7.125%, 2019 (n)		100,000	99,250
Reynolds Group, 9%, 2019 (n)		100,000	98,750
Reynolds Group, 8.25%, 2021 (n)		200,000	187,000

			$865,345

Defense Electronics - 0.7%
Ducommun, Inc., 9.75%, 2018 (z)	$	51,000	$52,403
ManTech International Corp., 7.25%, 2018		140,000	146,300
MOOG, Inc., 7.25%, 2018		60,000	63,675

			$262,378

Electronics - 0.8%
Freescale Semiconductor, Inc., 10.125%, 2018 (n)	$	49,000	$54,390
Freescale Semiconductor, Inc., 9.25%, 2018 (n)		75,000	80,813
Jabil Circuit, Inc., 7.75%, 2016		113,000	125,148
Sensata Technologies B.V., 6.5%, 2019 (z)		45,000	44,888

			$305,239

Energy - Independent - 7.7%
ATP Oil & Gas Corp., 11.875%, 2015	$	65,000	$65,975
Bill Barrett Corp., 9.875%, 2016		100,000	112,000
Carrizo Oil & Gas, Inc., 8.625%, 2018		95,000	97,850
Chaparral Energy, Inc., 8.875%, 2017		140,000	144,900
Concho Resources, Inc., 8.625%, 2017		70,000	76,300
Concho Resources, Inc., 6.5%, 2022		45,000	45,113
Connacher Oil & Gas Ltd., 8.5%, 2019 (z)		70,000	66,500
Continental Resources, Inc., 8.25%, 2019		105,000	114,713
Denbury Resources, Inc., 8.25%, 2020		110,000	119,900
Energy XXI Gulf Coast, Inc., 9.25%, 2017 (n)		110,000	117,150
EXCO Resources, Inc., 7.5%, 2018		40,000	38,900
Harvest Operations Corp., 6.875%, 2017 (n)		180,000	185,850
LINN Energy LLC, 6.5%, 2019 (z)		45,000	44,550
LINN Energy LLC, 8.625%, 2020		35,000	37,975

17-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Energy - Independent - continued
LINN Energy LLC, 7.75%, 2021 (n)	$	88,000	$91,520
Newfield Exploration Co., 6.625%, 2014		125,000	126,875
Newfield Exploration Co., 6.625%, 2016		60,000	61,950
Newfield Exploration Co., 6.875%, 2020		40,000	42,500
OPTI Canada, Inc., 9.75%, 2013 (n)		90,000	89,325
OPTI Canada, Inc., 8.25%, 2014 (d)		215,000	89,225
Petrohawk Energy Corp., 7.25%, 2018		40,000	41,050
Pioneer Natural Resources Co., 6.875%, 2018		130,000	140,359
Pioneer Natural Resources Co., 7.5%, 2020		135,000	152,119
Plains Exploration & Production Co., 7%, 2017		165,000	169,950
QEP Resources, Inc., 6.875%, 2021		205,000	216,275
Quicksilver Resources, Inc., 9.125%, 2019		105,000	114,450
Range Resources Corp., 8%, 2019		75,000	81,375
SandRidge Energy, Inc., 8%, 2018 (n)		185,000	188,700
W&T Offshore, Inc., 8.5%, 2019 (z)		60,000	60,750
Whiting Petroleum Corp., 6.5%, 2018		60,000	62,400

			$2,996,499

Engineering - Construction - 0.2%
B-Corp. Merger Sub, Inc., 8.25%, 2019 (z)	$	90,000	$89,100

Entertainment - 0.9%
AMC Entertainment, Inc., 8.75%, 2019	$	120,000	$126,600
AMC Entertainment, Inc., 9.75%, 2020 (n)		60,000	61,350
Cinemark USA, Inc., 8.625%, 2019		95,000	104,025
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)		50,000	53,625

			$345,600

Financial Institutions - 5.6%
CIT Group, Inc., 5.25%, 2014 (n)	$	155,000	$154,225
CIT Group, Inc., 7%, 2016		185,000	184,306
CIT Group, Inc., 7%, 2017		585,000	583,538
CIT Group, Inc., 6.625%, 2018 (n)		132,000	137,610
General Electric Capital Corp., 6.375% to 2017, FRN to 2067		170,000	174,250
International Lease Finance Corp., 8.75%, 2017		155,000	169,531
International Lease Finance Corp., 7.125%, 2018 (n)		154,000	164,780
International Lease Finance Corp., 8.25%, 2020		30,000	32,400
Nationstar Mortgage LLC, 10.875%, 2015 (n)		175,000	182,000
SLM Corp., 8.45%, 2018		50,000	54,881
SLM Corp., 8%, 2020		155,000	166,440
Springleaf Finance Corp., 6.9%, 2017		200,000	183,500

			$2,187,461

Food & Beverages - 1.6%
ARAMARK Corp., 8.5%, 2015	$	115,000	$119,456
B&G Foods, Inc., 7.625%, 2018		85,000	89,463
Constellation Brands, Inc., 7.25%, 2016		60,000	65,550
Pinnacle Foods Finance LLC, 9.25%, 2015		155,000	160,813
Pinnacle Foods Finance LLC, 10.625%, 2017		40,000	42,650
Pinnacle Foods Finance LLC, 8.25%, 2017		30,000	31,125
TreeHouse Foods, Inc., 7.75%, 2018		95,000	100,938

			$609,995

Issuer	Shares/Par		Value ($)

BONDS - continued
Forest & Paper Products - 1.7%
Boise, Inc., 8%, 2020	$	115,000	$120,750
Cascades, Inc., 7.75%, 2017		80,000	83,400
Georgia-Pacific Corp., 8%, 2024		95,000	112,817
Georgia-Pacific Corp., 7.25%, 2028		35,000	38,890
Graphic Packaging Holding Co., 7.875%, 2018		75,000	79,500
JSG Funding PLC, 7.75%, 2015		35,000	35,350
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	100,000	149,728
Xerium Technologies, Inc., 8.875%, 2018 (z)	$	45,000	45,000

			$665,435

Gaming & Lodging - 4.5%
American Casinos, Inc., 7.5%, 2021 (n)	$	95,000	$97,969
Boyd Gaming Corp., 7.125%, 2016		80,000	73,800
Firekeepers Development Authority, 13.875%, 2015 (n)		100,000	115,500
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (d)(n)		180,000	90
GWR Operating Partnership LLP, 10.875%, 2017		55,000	59,538
Harrah’s Operating Co., Inc., 11.25%, 2017		150,000	165,563
Harrah’s Operating Co., Inc., 10%, 2018		55,000	47,438
Harrah’s Operating Co., Inc., 10%, 2018		43,000	38,808
Host Hotels & Resorts, Inc., 6.75%, 2016		140,000	144,550
Host Hotels & Resorts, Inc., 9%, 2017		135,000	151,875
MGM Mirage, 10.375%, 2014		20,000	22,700
MGM Mirage, 11.125%, 2017		60,000	68,550
MGM Resorts International, 11.375%, 2018		70,000	78,575
MGM Resorts International, 9%, 2020		115,000	125,925
Penn National Gaming, Inc., 8.75%, 2019		135,000	146,813
Seven Seas Cruises S. de R.L., 9.125%, 2019 (z)		40,000	41,200
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018		65,000	71,988
Station Casinos, Inc., 6.5%, 2014 (d)		330,000	33
Station Casinos, Inc., 6.875%, 2016 (d)		380,000	38
Station Casinos, Inc., 7.75%, 2049 (d)		70,000	7
Wyndham Worldwide Corp., 6%, 2016		45,000	47,789
Wyndham Worldwide Corp., 7.375%, 2020		110,000	121,977
Wynn Las Vegas LLC, 7.75%, 2020		105,000	114,056

			$1,734,782

Industrial - 0.8%
Altra Holdings, Inc., 8.125%, 2016	$	85,000	$91,800
Hillman Group, Inc., 10.875%, 2018 (z)		60,000	64,725
Mueller Water Products, Inc., 7.375%, 2017		35,000	32,900
Mueller Water Products, Inc., 8.75%, 2020		96,000	103,920

			$293,345

Insurance - 0.8%
ING Capital Funding Trust III, FRN, 3.845%, 2049	$	95,000	$89,716
ING Groep N.V., 5.775% to 2015, FRN to 2049		245,000	225,400

			$315,116

18-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Insurance - Property & Casualty - 1.3%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$	180,000	$238,950
USI Holdings Corp., 9.75%, 2015 (z)		90,000	90,225
XL Group PLC, 6.5% to 2017, FRN to 2049		200,000	183,500

			$512,675

International Market Sovereign - 0.3%
Republic of Ireland, 4.5%, 2020	EUR	60,000	$54,598
Republic of Ireland, 5.4%, 2025	EUR	60,000	53,054

			$107,652

Machinery & Tools - 1.2%
Case Corp., 7.25%, 2016	$	60,000	$65,325
Case New Holland, Inc., 7.875%, 2017 (n)		245,000	269,500
Rental Service Corp., 9.5%, 2014		65,000	66,625
RSC Equipment Rental, Inc., 8.25%, 2021		45,000	44,775

			$446,225

Major Banks - 1.7%
Bank of America Corp., 8% to 2018, FRN to 2049	$	300,000	$313,293
JPMorgan Chase & Co., 7.9% to 2018, FRN to 2049		175,000	187,966
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		180,000	162,000

			$663,259

Medical & Health Technology & Services - 5.4%
Biomet, Inc., 10%, 2017	$	170,000	$185,300
Biomet, Inc., 10.375%, 2017 (p)		55,000	60,638
CDRT Merger Sub, Inc., 8.125%, 2019 (z)		35,000	35,000
Davita, Inc., 6.375%, 2018		165,000	167,063
Davita, Inc., 6.625%, 2020		50,000	50,875
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		125,000	141,406
HCA, Inc., 9.25%, 2016		135,000	143,269
HCA, Inc., 8.5%, 2019		310,000	342,550
HealthSouth Corp., 8.125%, 2020		195,000	209,381
Teleflex, Inc., 6.875%, 2019		25,000	25,313
United Surgical Partners International, Inc., 8.875%, 2017		65,000	67,925
United Surgical Partners International, Inc., 9.25%, 2017 (p)		90,000	94,050
Universal Health Services, Inc., 7%, 2018		50,000	51,500
Universal Hospital Services, Inc., 8.5%, 2015 (p)		175,000	180,250
Universal Hospital Services, Inc., FRN, 3.777%, 2015		45,000	43,200
Vanguard Health Systems, Inc., 0%, 2016		2,000	1,318
Vanguard Health Systems, Inc., 8%, 2018		150,000	154,875
VWR Funding, Inc., 10.25%, 2015 (p)		147,375	154,007

			$2,107,920

Metals & Mining - 1.9%
Arch Coal, Inc., 7%, 2019 (z)	$	105,000	$104,738
Arch Coal, Inc., 7.25%, 2020		55,000	55,963
Arch Western Finance LLC, 6.75%, 2013		57,000	57,071
Cloud Peak Energy, Inc., 8.25%, 2017		120,000	128,400
Cloud Peak Energy, Inc., 8.5%, 2019		130,000	140,563
Consol Energy, Inc., 8%, 2017		85,000	92,650

Issuer	Shares/Par		Value ($)

BONDS - continued
Metals & Mining - continued
Consol Energy, Inc., 8.25%, 2020	$	55,000	$59,950
Novelis, Inc., 8.375%, 2017		60,000	64,050
Novelis, Inc., 8.75%, 2020		30,000	32,400

			$735,785

Natural Gas - Distribution - 0.4%
AmeriGas Partners LP, 7.125%, 2016	$	145,000	$149,350

Natural Gas - Pipeline - 2.2%
Atlas Pipeline Partners LP, 8.75%, 2018	$	90,000	$95,175
Crosstex Energy, Inc., 8.875%, 2018		150,000	159,750
El Paso Corp., 7%, 2017		100,000	113,138
El Paso Corp., 7.75%, 2032		130,000	151,225
Energy Transfer Equity LP, 7.5%, 2020		185,000	196,100
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066		73,000	79,023
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068		44,000	46,255

			$840,666

Network & Telecom - 2.2%
CenturyLink, Inc., 7.6%, 2039	$	40,000	$38,475
Cincinnati Bell, Inc., 8.25%, 2017		35,000	35,175
Cincinnati Bell, Inc., 8.75%, 2018		130,000	123,500
Citizens Communications Co., 9%, 2031		50,000	51,250
Frontier Communications Corp., 8.25%, 2017		30,000	32,625
Frontier Communications Corp., 8.125%, 2018		135,000	146,644
Qwest Communications International, Inc., 8%, 2015		55,000	59,813
Qwest Communications International, Inc., 7.125%, 2018 (n)		185,000	198,644
Windstream Corp., 8.125%, 2018		20,000	21,200
Windstream Corp., 7.75%, 2020		105,000	109,988
Windstream Corp., 7.75%, 2021		45,000	47,025

			$864,339

Oil Services - 1.1%
Edgen Murray Corp., 12.25%, 2015	$	75,000	$75,563
Expro Finance Luxembourg, 8.5%, 2016 (n)		100,000	96,500
McJunkin Red Man Holding Corp., 9.5%, 2016 (n)		85,000	86,488
Pioneer Drilling Co., 9.875%, 2018		150,000	160,500
Unit Corp., 6.625%, 2021		20,000	20,000

			$439,051

Oils - 0.3%
Petroplus Holdings AG, 9.375%, 2019 (n)	$	100,000	$100,500

Other Banks & Diversified Financials - 1.6%
Capital One Financial Corp., 10.25%, 2039	$	150,000	$159,000
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		100,000	114,436
LBG Capital No.1 PLC, 7.875%, 2020 (n)		100,000	93,500
Santander UK PLC, 8.963% to 2030, FRN to 2049		245,000	270,725

			$637,661

Pollution Control - 0.1%
WCA Waste Corp., 7.5%, 2019 (z)	$	40,000	$39,950

Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 2018 (z)	$	14,489	$15,612
McClatchy Co., 11.5%, 2017		65,000	69,063
Nielsen Finance LLC, 11.5%, 2016		65,000	76,050
Nielsen Finance LLC, 7.75%, 2018 (n)		50,000	52,500

			$213,225

19-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par		Value ($)

BONDS - continued
Railroad & Shipping - 0.5%
Kansas City Southern Railway, 8%, 2015	$	155,000	$166,238
Kansas City Southern Railway, 6.125%, 2021 (z)		45,000	45,000

			$211,238

Real Estate - 1.1%
CB Richard Ellis Group, Inc., 11.625%, 2017	$	70,000	$81,113
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019 (n)		50,000	45,250
Entertainment Properties Trust, REIT, 7.75%, 2020		130,000	146,575
Kennedy Wilson, Inc., 8.75%, 2019 (n)		80,000	80,500
MPT Operating Partnership, 6.875%, 2021 (n)		65,000	63,863

			$417,301

Restaurants - 0.1%
Dunkin Finance Corp., 9.625%, 2018 (n)	$	33,000	$33,288

Retailers - 2.1%
Burlington Coat Factory Warehouse Corp., 10%, 2019 (n)	$	80,000	$79,200
J. Crew Group, Inc., 8.125%, 2019 (n)		45,000	43,313
Limited Brands, Inc., 6.9%, 2017		85,000	91,056
Limited Brands, Inc., 6.95%, 2033		50,000	46,000
Neiman Marcus Group, Inc., 10.375%, 2015		115,000	120,750
QVC, Inc., 7.375%, 2020 (n)		80,000	84,200
Sally Beauty Holdings, Inc., 10.5%, 2016		145,000	154,788
Toys “R” Us Property Co. II LLC, 8.5%, 2017		75,000	78,375
Toys “R” Us, Inc., 10.75%, 2017		90,000	100,125
Yankee Holdings Corp., 10.25%, 2016 (n)(p)		30,000	30,075

			$827,882

Specialty Stores - 0.4%
Michaels Stores, Inc., 11.375%, 2016	$	80,000	$85,200
Michaels Stores, Inc., 7.75%, 2018 (n)		85,000	85,213

			$170,413

Telecommunications - Wireless - 4.9%
Clearwire Corp., 12%, 2015 (n)	$	195,000	$208,894
Cricket Communications, Inc., 7.75%, 2016		95,000	100,700
Cricket Communications, Inc., 7.75%, 2020		50,000	49,000
Crown Castle International Corp., 9%, 2015		75,000	81,375
Crown Castle International Corp., 7.125%, 2019		190,000	199,975
Digicel Group Ltd., 8.25%, 2017 (n)		135,000	140,063
Digicel Group Ltd., 10.5%, 2018 (n)		130,000	145,600
MetroPCS Wireless, Inc., 7.875%, 2018		100,000	105,875
Nextel Communications, Inc., 7.375%, 2015		110,000	110,000
NII Holdings, Inc., 8.875%, 2019		65,000	71,744
NII Holdings, Inc., 7.625%, 2021		40,000	41,800
SBA Communications Corp., 8%, 2016		40,000	42,550
SBA Communications Corp., 8.25%, 2019		75,000	80,250
Sprint Capital Corp., 6.875%, 2028		60,000	56,850
Sprint Nextel Corp., 8.375%, 2017		110,000	120,863

Issuer	Shares/Par		Value ($)

BONDS - continued
Telecommunications - Wireless - continued
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	$	125,000	$141,563
Wind Acquisition Finance S.A., 7.25%, 2018 (n)		200,000	208,000

			$1,905,102

Telephone Services - 0.1%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$	50,000	$51,375

Transportation - 0.1%
Navios South American Logistics, Inc., 9.25%, 2019 (n)	$	54,000	$54,405

Transportation - Services - 2.2%
ACL I Corp., 10.625%, 2016 (p)(z)	$	95,000	$84,593
American Petroleum Tankers LLC, 10.25%, 2015		54,000	56,430
Atlas Airlines, Inc. Pass-Through Certificates, “A-1”, 7.2%, 2019		68,232	64,820
Commercial Barge Line Co., 12.5%, 2017		195,000	218,888
Hertz Corp., 8.875%, 2014		19,000	19,475
Hertz Corp., 7.5%, 2018 (n)		80,000	82,400
Hertz Corp., 7.375%, 2021 (n)		60,000	61,050
Navios Maritime Acquisition Corp., 8.625%, 2017		50,000	49,250
Navios Maritime Acquisition Corp., 8.625%, 2017 (z)		55,000	54,175
Navios Maritime Holdings, Inc., 8.875%, 2017		60,000	61,800
Swift Services Holdings, Inc., 10%, 2018		105,000	111,038

			$863,919

Utilities - Electric Power - 5.1%
AES Corp., 8%, 2017	$	195,000	$206,700
Calpine Corp., 8%, 2016 (n)		130,000	140,400
Calpine Corp., 7.875%, 2020 (n)		140,000	146,300
Covanta Holding Corp., 7.25%, 2020		115,000	120,283
Dynegy Holdings, Inc., 7.5%, 2015		40,000	32,600
Dynegy Holdings, Inc., 7.75%, 2019		160,000	116,400
Edison Mission Energy, 7%, 2017		190,000	153,900
EDP Finance B.V., 6%, 2018 (n)		110,000	101,778
Energy Future Holdings Corp., 10%, 2020		145,000	153,912
Energy Future Holdings Corp., 10%, 2020		290,000	309,273
GenOn Energy, Inc., 9.875%, 2020		180,000	188,100
NRG Energy, Inc., 7.375%, 2017		105,000	109,988
NRG Energy, Inc., 8.25%, 2020		140,000	142,800
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)		65,000	63,863

			$1,986,297

Total Bonds (Identified Cost, $36,067,500)			$36,429,258

FLOATING RATE LOANS (g)(r) - 0.8%
Aerospace - 0.2%
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 10.5%, 2014	$	74,628	$75,328

Broadcasting - 0.3%
Gray Television, Inc., Term Loan B, 7.11%, 2014	$	51,770	$50,761
Local TV Finance LLC, Term Loan B, 2.19%, 2013		11,307	11,038
New Young Broadcasting Holding Co., Inc., Term Loan, 8%, 2015		55,005	55,245

			$117,044

20-HYVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) - continued
Building - 0.0%
Goodman Global Holdings, Inc., 2nd Lien Term Loan, 9%, 2017 $	6,641	$6,810

Financial Institutions - 0.1%
Springleaf Finance Corp., Term Loan, 5.5%, 2017 $	51,677	$50,589

Gaming & Lodging - 0.2%
MGM Mirage, Term Loan, 7%, 2014 $	77,179	$75,357

Total Floating Rate Loans (Identified Cost, $293,512)		$325,128

COMMON STOCKS - 0.4%
Automotive - 0.1%
Accuride Corp. (a)	2,673	$33,760
Oxford Automotive, Inc. (a)	53	0

		$33,760

Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (a)	25	$67,500

Printing & Publishing - 0.1%
American Media Operations, Inc. (a)	3,713	$58,554
Golden Books Family Entertainment, Inc. (a)	21,250	0

		$58,554

Special Products & Services - 0.0%
Mark IV Industries LLC, Common Units, “A” (a)	113	$6,413

Total Common Stocks (Identified Cost, $281,646)		$166,227

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS - 0.7%
Automotive - 0.4%
General Motors Co., 4.75%	2,820	$137,447

Insurance - 0.3%
MetLife, Inc., 5%	1,500	$123,645

Total Convertible Preferred Stocks (Identified Cost, $264,772)		$261,092

PREFERRED STOCKS - 0.9%
Other Banks & Diversified Financials - 0.9%
Ally Financial, Inc., 7% (n)	60	$56,389
Ally Financial, Inc., “A”, 8.5%	7,646	191,379
GMAC Capital Trust I, 8.125% (a)	3,600	92,160

Total Preferred Stocks (Identified Cost, $341,212)		$339,928

	Strike Price	First Exercise
WARRANTS - 0.2%
Broadcasting - 0.2%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $49,598) (a)	$0.01	7/14/10	26	$70,200

MONEY MARKET FUNDS (v) - 1.2%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value			457,149	$457,149

Total Investments (Identified Cost, $37,755,389)				$38,048,982

OTHER ASSETS, LESS LIABILITIES - 2.1%				800,701

NET ASSETS - 100.0%				$38,849,683

Derivative Contracts at 6/30/11

Forward Foreign Currency Exchange Contracts at 6/30/11

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	HSBC Bank	13,905	7/12/11	$20,191	$20,160	$31
Liability Derivatives
SELL	EUR	Citibank N.A.	69,125	7/12/11	$99,084	$100,222	$(1,138)
SELL	EUR	Deutsche Bank AG	28,591	7/12/11	40,567	41,453	(886)
SELL	EUR	Goldman Sachs International	29,625	7/12/11	42,587	42,952	(365)
SELL	EUR	JPMorgan Chase Bank N.A.	131,592	7/12/11	187,776	190,791	(3,016)
SELL	EUR	UBS AG	13,946	7/12/11	20,154	20,220	(65)

							$(5,470)

Futures Contracts Outstanding at 6/30/11

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	3	$366,984	September - 2011	$1,161
U.S. Treasury Bond 30 yr (Short)	USD	1	123,031	September - 2011	1,411

					$2,572

At June 30, 2011, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See portfolio footnotes and notes to financial statements.

21-HYVA

Portfolio of Investments (unaudited) — June 30, 2011

Money Market Variable Account

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT - 2.8%
Major Banks - 2.8%
Abbey National Treasury Services PLC/US Branch, 0.25%, due 7/19/11, at Cost and Value	$750,000	$750,000

COMMERCIAL PAPER (y) - 53.4%
Automotive - 2.8%
Toyota Motor Credit Corp., 0.17%, due 7/15/11	$752,000	$751,950

Computer Software - Systems - 3.0%
International Business Machines Corp., 0.06%, due 7/12/11 (t)	$789,000	$788,985

Conglomerates - 3.0%
United Technologies Corp., 0.03%, due 7/01/11 (t)	$801,000	$801,000

Electrical Equipment - 1.8%
General Electric Co., 0.12%, due 7/01/11	$477,000	$477,000

Food & Beverages - 5.9%
Coca-Cola Co., 0.2%, due 8/02/11 (t)	$750,000	$749,867
Pepsico, Inc., 0.1%, due 8/02/11 (t)	488,000	487,957
Pepsico, Inc., 0.1%, due 8/08/11 (t)	327,000	326,965

		$1,564,789

Major Banks - 22.7%
Abbey National North America LLC, 0.04%, due 7/01/11	$51,000	$51,000
ANZ National (International) Ltd., 0.2%, due 7/19/11 (t)	757,000	756,924
BNP Paribas Finance, Inc., 0.03%, due 7/01/11	51,000	51,000
BNP Paribas Finance, Inc., 0.4%, due 9/12/11	750,000	749,392
Credit Suisse First Boston, Inc., 0.2%, due 7/14/11	397,000	396,971
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	350,000	349,669
HSBC USA, Inc., 0.17%, due 9/06/11	750,000	749,763
JPMorgan Chase & Co., 0.15%, due 8/15/11	753,000	752,859
National Australia Funding (Delaware), Inc., 0.01%, due 7/01/11 (t)	534,000	534,000
Royal Bank of Canada, 0.1%, due 10/27/11	100,000	99,967
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	812,000	811,211
Westpac Banking Corp., 0.16%, due 7/29/11 (t)	750,000	749,907

		$6,052,663

Other Banks & Diversified Financials - 5.8%
Bank of Nova Scotia, 0.04%, due 7/06/11	$49,000	$49,000
Bank of Nova Scotia, 0.175%, due 8/16/11	275,000	274,939
Bank of Nova Scotia, 0.195%, due 7/19/11	477,000	476,953
Rabobank USA Financial Corp., 0.19%, due 9/12/11	754,000	753,710

		$1,554,602

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) - continued
Pharmaceuticals - 5.4%
Novartis Finance Corp., 0.18%, due 8/12/11 (t)	$631,000	$630,867
Sanofi-Aventis, 0.28%, due 7/13/11 (t)	809,000	808,924

		$1,439,791

Retailers - 3.0%
Wal-Mart Stores, Inc., 0.08%, due 8/08/11 (t)	$807,000	$806,932

Total Commercial Paper, at Amortized Cost and Value		$14,237,712

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 29.2%
Fannie Mae, 0.17%, due 7/01/11	$660,000	$660,000
Fannie Mae, 0.16%, due 9/01/11	740,000	739,796
Freddie Mac, 0.07%, due 7/22/11	461,000	460,981
Freddie Mac, 0.21%, due 7/26/11	840,000	839,878
Freddie Mac, 0.001%, due 7/27/11	800,000	799,999
Freddie Mac, 0.24%, due 8/16/11	330,000	329,899
Freddie Mac, 0.025%, due 8/18/11	400,000	399,987
Freddie Mac, 0.18%, due 9/15/11	800,000	799,696
Freddie Mac, 0.095%, due 10/12/11	815,000	814,778
Freddie Mac, 0.116%, due 11/21/11	820,000	819,622
Freddie Mac, 0.13%, due 12/05/11	815,000	814,538
Freddie Mac, 0.13%, due 2/08/12	300,000	299,760

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$7,778,934

FLOATING RATE DEMAND NOTES - 3.0%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/11	500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.02%, due 7/01/11	300,000	300,000

Total Floating Rate Demand Notes, at Cost and Value		$800,000

REPURCHASE AGREEMENTS - 11.9%
Bank of America Corp., 0.01%, dated 6/30/11, due 7/01/11, total to be received $487,000.14 (secured by U.S. Treasury and Federal Agency obligations valued at $496,749 in a jointly traded account)	$487,000	$487,000
Goldman Sachs, 0.02%, dated 6/30/11, due 7/01/11, total to be received $2,671,001 (secured by U.S. Treasury and Federal Agency obligations valued at $2,724,420 in a jointly traded account)	2,671,000	$2,671,000

Total Repurchase Agreements, at Cost and Value		$3,158,000

Total Investments, at Amortized Cost and Value		$26,724,646

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(76,012)

NET ASSETS - 100.0%		$26,648,634

See portfolio footnotes and notes to financial statements.

22-MMVA

Portfolio of Investments (unaudited) — June 30, 2011

Total Return Variable Account

Issuer	Shares/Par	Value ($)

COMMON STOCKS - 59.9%
Aerospace - 4.5%
Honeywell International, Inc.	11,890	$708,528
Huntington Ingalls Industries, Inc. (a)	933	32,189
Lockheed Martin Corp.	19,720	1,596,728
Northrop Grumman Corp.	5,560	385,586
Precision Castparts Corp.	1,160	190,994
United Technologies Corp.	15,910	1,408,194

		$4,322,219

Alcoholic Beverages - 0.9%
Diageo PLC	33,794	$690,446
Heineken N.V.	2,729	164,116

		$854,562

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	1,640	$147,567

Automotive - 0.7%
General Motors Co. (a)	4,790	$145,424
Johnson Controls, Inc.	11,840	493,254

		$638,678

Broadcasting - 2.1%
Omnicom Group, Inc.	11,440	$550,950
Viacom, Inc., “B”	13,820	704,820
Walt Disney Co.	19,230	750,739

		$2,006,509

Brokerage & Asset Managers - 0.6%
Blackrock, Inc.	1,166	$223,650
Charles Schwab Corp.	9,230	151,834
Franklin Resources, Inc.	1,920	252,077

		$627,561

Business Services - 1.0%
Accenture PLC, “A”	10,560	$638,035
Dun & Bradstreet Corp.	2,040	154,102
Western Union Co.	8,750	175,263

		$967,400

Cable TV - 0.5%
Comcast Corp., “Special A”	18,330	$444,136

Chemicals - 2.0%
3M Co.	8,470	$803,380
Celanese Corp.	4,540	242,027
E.I. du Pont de Nemours & Co.	3,660	197,823
PPG Industries, Inc.	7,410	672,754

		$1,915,984

Computer Software - 1.3%
Check Point Software Technologies Ltd. (a)	3,090	$175,667
Microsoft Corp.	5,220	135,720
Oracle Corp.	29,110	958,010

		$1,269,397

Computer Software - Systems - 1.5%
Hewlett-Packard Co.	13,300	$484,120
International Business Machines Corp.	5,900	1,012,145

		$1,496,265

Construction - 0.6%
Pulte Homes, Inc. (a)	7,440	$56,990
Sherwin-Williams Co.	3,270	274,255
Stanley Black & Decker, Inc.	4,053	292,019

		$623,264

Consumer Products - 1.0%
Avon Products, Inc.	7,620	$213,360
Procter & Gamble Co.	8,853	562,785

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Consumer Products - continued
Reckitt Benckiser Group PLC	2,643	$145,921

		$922,066

Electrical Equipment - 1.1%
Danaher Corp.	18,230	$966,008
Tyco International Ltd.	2,780	137,415

		$1,103,423

Electronics - 0.5%
ASML Holding N.V.	1,450	$53,592
Intel Corp.	13,590	301,154
Microchip Technology, Inc.	4,100	155,431

		$510,177

Energy - Independent - 3.0%
Anadarko Petroleum Corp.	2,760	$211,858
Apache Corp.	10,190	1,257,344
EOG Resources, Inc.	4,000	418,200
Noble Energy, Inc.	3,300	295,779
Occidental Petroleum Corp.	6,860	713,714

		$2,896,895

Energy - Integrated - 3.8%
Chevron Corp.	10,925	$1,123,527
EQT Corp.	3,660	192,223
Exxon Mobil Corp.	21,342	1,736,812
Hess Corp.	6,380	476,969
QEP Resources, Inc.	2,690	112,523

		$3,642,054

Engineering - Construction - 0.3%
Fluor Corp.	4,210	$272,219

Food & Beverages - 2.7%
General Mills, Inc.	11,450	$426,169
Groupe Danone	3,145	234,649
J.M. Smucker Co.	1,678	128,266
Kellogg Co.	4,170	230,684
Nestle S.A.	13,937	866,141
PepsiCo, Inc.	10,890	766,983

		$2,652,892

Food & Drug Stores - 0.8%
CVS Caremark Corp.	12,364	$464,639
Kroger Co.	6,180	153,264
Walgreen Co.	3,380	143,515

		$761,418

General Merchandise - 1.1%
Kohl’s Corp.	7,290	$364,573
Target Corp.	14,230	667,529

		$1,032,102

Health Maintenance Organizations - 0.1%
WellPoint, Inc.	1,070	$84,284

Insurance - 4.2%
ACE Ltd.	10,200	$671,364
Aon Corp.	9,560	490,428
Chubb Corp.	3,170	198,474
MetLife, Inc.	26,410	1,158,607
Prudential Financial, Inc.	14,060	894,075
Travelers Cos., Inc.	10,720	625,834

		$4,038,782

Leisure & Toys - 0.5%
Hasbro, Inc.	7,110	$312,342
Mattel, Inc.	4,480	123,155

		$435,497

23-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Machinery & Tools - 0.4%
Eaton Corp.	8,000	$411,600

Major Banks - 7.3%
Bank of America Corp.	69,780	$764,789
Bank of New York Mellon Corp.	40,924	1,048,473
Goldman Sachs Group, Inc.	9,750	1,297,628
JPMorgan Chase & Co.	48,372	1,980,350
PNC Financial Services Group, Inc.	6,300	375,543
State Street Corp.	12,660	570,839
SunTrust Banks, Inc.	3,300	85,140
Wells Fargo & Co.	33,560	941,694

		$7,064,456

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	4,070	$168,498
Quest Diagnostics, Inc.	2,830	167,253

		$335,751

Medical Equipment - 2.3%
Becton, Dickinson & Co.	6,070	$523,052
Covidien PLC	5,000	266,150
Medtronic, Inc.	15,030	579,106
St. Jude Medical, Inc.	9,000	429,120
Thermo Fisher Scientific, Inc. (a)	6,710	432,057

		$2,229,485

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	1,420	$131,279

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	2,790	$80,157
Williams Cos., Inc.	9,420	284,955

		$365,112

Network & Telecom - 0.4%
Cisco Systems, Inc.	23,080	$360,279

Oil Services - 0.3%
Schlumberger Ltd.	1,730	$149,472
Transocean, Inc.	2,850	183,996

		$333,468

Other Banks & Diversified Financials - 0.8%
MasterCard, Inc., “A”	990	$298,327
TCF Financial Corp.	7,260	100,188
Visa, Inc., “A”	2,920	246,039
Zions Bancorporation	6,490	155,825

		$800,379

Pharmaceuticals - 4.1%
Abbott Laboratories	18,820	$990,308
Bayer AG	1,810	145,517
GlaxoSmithKline PLC	5,723	122,530
Johnson & Johnson	19,830	1,319,092
Merck & Co., Inc.	3,460	122,103
Pfizer, Inc.	54,057	1,113,574
Roche Holding AG	897	150,113

		$3,963,237

Railroad & Shipping - 0.3%
Canadian National Railway Co.	2,080	$166,192
CSX Corp.	4,730	124,021

		$290,213

Restaurants - 0.4%
McDonald’s Corp.	5,120	$431,718

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	6,620	$632,740
Airgas, Inc.	900	63,036

		$695,776

Issuer	Shares/Par	Value ($)

COMMON STOCKS - continued
Specialty Stores - 0.4%
Advance Auto Parts, Inc.	2,680	$156,753
Staples, Inc.	13,790	217,882

		$374,635

Telecommunications - Wireless - 0.7%
Vodafone Group PLC	262,756	$697,087

Telephone Services - 1.5%
AT&T, Inc.	41,004	$1,287,936
CenturyLink, Inc.	3,995	161,518

		$1,449,454

Tobacco - 2.3%
Altria Group, Inc.	7,330	$193,585
Philip Morris International, Inc.	24,900	1,662,573
Reynolds American, Inc.	8,760	324,558

		$2,180,716

Trucking - 0.2%
United Parcel Service, Inc., “B”	2,900	$211,497

Utilities - Electric Power - 2.0%
American Electric Power Co., Inc.	5,410	$203,849
Dominion Resources, Inc.	1,514	73,081
Entergy Corp.	3,160	215,765
NextEra Energy, Inc.	2,710	155,717
NRG Energy, Inc. (a)	6,690	164,440
PG&E Corp.	8,730	366,922
PPL Corp.	12,280	341,752
Public Service Enterprise Group, Inc.	13,630	444,883

		$1,966,409

Total Common Stocks (Identified Cost, $45,922,061)		$57,957,902

BONDS - 38.9%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$64,650

Asset-Backed & Securitized - 2.5%
Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017 (z)	$112,137	$108,773
Banc of America Commercial Mortgage, Inc., FRN, 5.93%, 2051	210,000	228,192
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040 (z)	180,426	100,914
BlackRock Capital Finance LP, 7.75%, 2026 (n)	29,745	3,569
Citigroup Commercial Mortgage Trust, FRN, 5.886%, 2049	142,000	155,036
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	237,638	252,144
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	152,515	161,673
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	79,111	52,025
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	156,501
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	105,635
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	39,903	42,845
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.067%, 2045	110,000	122,084
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	200,000	215,700
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.019%, 2050	28,792	30,822

24-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Asset-Backed & Securitized - continued
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	$152,515	$163,228
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(z)	963,285	24,275
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	51,548	51,991
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	54,956
Spirit Master Funding LLC, 5.05%, 2023 (z)	140,849	125,111
Structured Asset Securities Corp., FRN, 4.67%, 2035	5,523	5,512
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	245,000	266,546

		$2,427,532

Automotive - 0.1%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$51,966

Broadcasting - 0.1%
News America, Inc., 8.5%, 2025	$99,000	$125,243

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$115,000	$122,111
DIRECTV Holdings LLC, 4.6%, 2021	110,000	110,522
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	140,592

		$373,225

Conglomerates - 0.2%
Kennametal, Inc., 7.2%, 2012	$211,000	$222,537

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$167,975

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$103,000	$111,827

Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$128,000	$150,816

Emerging Market Quasi-Sovereign - 0.1%
Petrobras International Finance Co., 6.75%, 2041	$23,000	$24,544
Petroleos Mexicanos, 8%, 2019	66,000	81,378

		$105,922

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$205,500

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$125,214

Energy - Integrated - 0.5%
BP Capital Markets PLC, 4.5%, 2020	$25,000	$25,495
BP Capital Markets PLC, 4.742%, 2021	110,000	113,476
Hess Corp., 8.125%, 2019	20,000	25,306
Husky Energy, Inc., 5.9%, 2014	69,000	76,796
Husky Energy, Inc., 7.25%, 2019	71,000	85,093
Petro-Canada, 6.05%, 2018	148,000	167,568

		$493,734

Financial Institutions - 0.1%
General Electric Capital Corp., 4.625%, 2021	$100,000	$100,589

Issuer	Shares/Par	Value ($)

BONDS - continued
Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$110,000	$148,679
Miller Brewing Co., 5.5%, 2013 (n)	126,000	136,480

		$285,159

Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$110,000	$126,104

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$106,198

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$122,360
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	106,403
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,702
Prudential Financial, Inc., 6.625%, 2040	30,000	32,390

		$304,855

Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$200,000	$207,000

International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$115,456
ING Bank N.V., 3.9%, 2014 (n)	110,000	117,692
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	100,000	84,071
KFW International Finance, Inc., 4.875%, 2019	120,000	135,721
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	203,777
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	113,487

		$770,204

Local Authorities - 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$90,000	$108,634

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$100,125

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$44,968
Bank of America Corp., 5.49%, 2019	100,000	100,190
Bank of America Corp., 7.625%, 2019	60,000	69,504
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	100,000	96,500
Commonwealth Bank of Australia, 5%, 2019 (n)	60,000	62,437
Credit Suisse New York, 5.5%, 2014	120,000	131,801
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	106,922
JPMorgan Chase & Co., 6.3%, 2019	100,000	112,714
JPMorgan Chase Capital XXII, 6.45%, 2087	47,000	47,356
JPMorgan Chase Capital XXVII, 7%, 2039	13,000	12,984
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	107,373
Morgan Stanley, 5.75%, 2016	100,000	106,213
Morgan Stanley, 6.625%, 2018	140,000	154,223
PNC Funding Corp., 5.625%, 2017	90,000	99,100
Royal Bank of Scotland PLC, 6.125%, 2021	100,000	102,511

25-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
Major Banks - continued
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	$100,000	$96,098
Wachovia Corp., 5.25%, 2014	81,000	86,821

		$1,537,715

Medical & Health Technology & Services - 0.2%
CareFusion Corp., 6.375%, 2019	$100,000	$112,869
Hospira, Inc., 6.05%, 2017	93,000	105,555

		$218,424

Metals & Mining - 0.2%
ArcelorMittal, 9.85%, 2019	$55,000	$69,725
ArcelorMittal, 5.25%, 2020	90,000	88,986

		$158,711

Mortgage-Backed - 12.6%
Fannie Mae, 4.01%, 2013	$17,340	$18,076
Fannie Mae, 4.562%, 2014	82,494	87,914
Fannie Mae, 4.63%, 2014	43,147	45,942
Fannie Mae, 4.841%, 2014	55,215	59,095
Fannie Mae, 4.56%, 2015	36,099	38,780
Fannie Mae, 4.78%, 2015	36,321	39,394
Fannie Mae, 4.922%, 2015	55,708	60,568
Fannie Mae, 5.09%, 2016	40,000	43,638
Fannie Mae, 5.5%, 2016-2038	2,170,267	2,362,011
Fannie Mae, 5.724%, 2016	23,113	25,654
Fannie Mae, 4.989%, 2017	79,165	85,723
Fannie Mae, 5.05%, 2017	38,276	41,769
Fannie Mae, 6%, 2017-2037	1,215,367	1,345,516
Fannie Mae, 4.5%, 2018-2041	405,928	424,494
Fannie Mae, 5%, 2018-2040	1,273,616	1,363,110
Fannie Mae, 6.5%, 2031-2037	379,344	431,414
Fannie Mae, 7.5%, 2031	13,604	15,978
Freddie Mac, 6%, 2016-2037	544,829	603,017
Freddie Mac, 3.154%, 2018	8,000	7,976
Freddie Mac, 4.5%, 2018-2039	777,214	816,358
Freddie Mac, 5%, 2018-2039	741,066	792,164
Freddie Mac, 5.085%, 2019	106,000	113,268
Freddie Mac, 3.808%, 2020	86,000	86,377
Freddie Mac, 5.5%, 2021-2034	428,890	466,608
Freddie Mac, 4%, 2024	177,447	185,248
Freddie Mac, 6.5%, 2034-2037	174,067	196,828
Freddie Mac, 4%, 2041	548,457	548,794
Freddie Mac, FRN, 3.882%, 2017	23,811	24,894
Ginnie Mae, 4.5%, 2033-2040	424,361	450,299
Ginnie Mae, 5%, 2033-2039	522,924	567,941
Ginnie Mae, 5.5%, 2033-2035	256,006	283,372
Ginnie Mae, 6%, 2033-2038	260,232	291,205
Ginnie Mae, 4%, 2041	281,608	286,551

		$12,209,976

Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$76,000	$87,057
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	84,290
Spectra Energy Capital LLC, 8%, 2019	53,000	64,833

		$236,180

Network & Telecom - 0.4%
AT&T, Inc., 6.55%, 2039	$100,000	$109,683
Telecom Italia Capital, 5.25%, 2013	60,000	62,986
Verizon New York, Inc., 6.875%, 2012	196,000	204,726

		$377,395

Issuer	Shares/Par	Value ($)

BONDS - continued
Other Banks & Diversified Financials - 1.1%
American Express Co., 5.5%, 2016	$96,000	$107,013
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	100,000	96,426
Capital One Financial Corp., 6.15%, 2016	130,000	143,419
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	135,034
HSBC Holdings PLC, 5.1%, 2021	57,000	58,413
Lloyds TSB Bank PLC, 4.875%, 2016	90,000	92,049
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	95,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	129,619
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	186,200

		$1,043,173

Pharmaceuticals - 0.3%
Pfizer, Inc., 7.2%, 2039	$50,000	$62,774
Roche Holdings, Inc., 6%, 2019 (n)	160,000	184,346

		$247,120

Real Estate - 0.4%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$45,527
HCP, Inc., REIT, 5.375%, 2021	62,000	63,948
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	197,087
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	35,154
WEA Finance LLC, REIT, 4.625%, 2021 (z)	80,000	77,637

		$419,353

Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$93,000	$95,774
Limited Brands, Inc., 5.25%, 2014	36,000	37,620
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	194,012

		$327,406

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$83,748

Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$105,000	$114,568
Crown Castle Towers LLC, 4.883%, 2040 (n)	20,000	20,111
Rogers Communications, Inc., 6.8%, 2018	132,000	155,756

		$290,435

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$107,832

U.S. Government Agencies and Equivalents - 0.7%
Aid-Egypt, 4.45%, 2015	$152,000	$168,849
Small Business Administration, 4.35%, 2023	23,473	24,626
Small Business Administration, 4.77%, 2024	59,361	63,257
Small Business Administration, 5.18%, 2024	97,505	104,498
Small Business Administration, 5.52%, 2024	135,747	146,070
Small Business Administration, 4.99%, 2024	84,534	90,628

26-TRVA

Portfolio of Investments (unaudited) — continued

Issuer	Shares/Par	Value ($)

BONDS - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 4.95%, 2025	$58,514	$62,713

		$660,641

U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds, 2%, 2013	$197,000	$203,556
U.S. Treasury Bonds, 8.5%, 2020	50,000	71,844
U.S. Treasury Bonds, 8%, 2021	37,000	52,685
U.S. Treasury Bonds, 6%, 2026	125,000	155,586
U.S. Treasury Bonds, 6.75%, 2026	32,000	42,705
U.S. Treasury Bonds, 5.25%, 2029	749,000	864,276
U.S. Treasury Bonds, 5.375%, 2031	79,000	92,590
U.S. Treasury Bonds, 4.5%, 2036	94,000	97,143
U.S. Treasury Bonds, 5%, 2037	440,000	488,744
U.S. Treasury Bonds, 4.5%, 2039	964,000	985,690
U.S. Treasury Notes, 1.375%, 2012	459,000	465,311
U.S. Treasury Notes, 1.375%, 2013	733,000	744,339
U.S. Treasury Notes, 3.875%, 2013	281,000	296,839
U.S. Treasury Notes, 1.375%, 2013	1,884,000	1,914,916
U.S. Treasury Notes, 3.5%, 2013	420,000	444,331
U.S. Treasury Notes, 3.125%, 2013	57,000	60,295
U.S. Treasury Notes, 2.75%, 2013	138,000	144,900
U.S. Treasury Notes, 1.5%, 2013	280,000	286,016
U.S. Treasury Notes, 1.875%, 2014	1,630,000	1,680,938
U.S. Treasury Notes, 4.75%, 2014	150,000	167,004
U.S. Treasury Notes, 2.625%, 2016	68,000	71,166
U.S. Treasury Notes, 4.75%, 2017	146,000	167,923
U.S. Treasury Notes, 3.75%, 2018	1,293,000	1,400,682
U.S. Treasury Notes, 2.75%, 2019	405,500	409,396
U.S. Treasury Notes, TIPS, 1.25%, 2020	763,147	807,266

		$12,116,141

Utilities - Electric Power - 0.9%
Bruce Mansfield Unit, 6.85%, 2034	$203,637	$218,312
MidAmerican Funding LLC, 6.927%, 2029	54,000	62,294
Oncor Electric Delivery Co., 7%, 2022	76,000	90,608
PSEG Power LLC, 6.95%, 2012	111,000	117,028
PSEG Power LLC, 5.32%, 2016	91,000	100,307
System Energy Resources, Inc., 5.129%, 2014 (z)	32,201	33,051
Waterford 3 Funding Corp., 8.09%, 2017	217,059	218,565

		$840,165

Total Bonds (Identified Cost, $36,008,029)		$37,609,424

Issuer	Shares/Par	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	3,100	$151,094

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	960	$53,664

Total Convertible Preferred Stocks (Identified Cost, $203,000)		$204,758

MONEY MARKET FUNDS (v) - 0.6%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	541,449	$541,449

Total Investments (Identified Cost, $82,674,539)		$96,313,533

OTHER ASSETS, LESS LIABILITIES - 0.4%		365,322

NET ASSETS - 100.0%		$96,678,855

See portfolio footnotes and notes to financial statements.

27-TRVA

Portfolio of Investments (unaudited) — continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	Non-income producing security – in default.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was:

Variable Account	Value	% of Net Assets
Global Governments Variable Account	$116,485	1.9%
Government Securities Variable Account	733,770	1.4
High Yield Variable Account	8,666,608	22.3
Total Return Variable Account	2,309,714	2.4

(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable accounts hold the following restricted securities:

Variable Account	Restricted Securities	Acquisition Date Range	Cost	Value
Global Governments Variable Account	Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$30,044	$27,144
	Commercial Mortgage Asset Trust, FRN, 0.991%, 2032	8/25/03	12,457	7,948
	First Union National Bank Commercial Mortgage Trust, FRN, 1.636%, 2043	12/11/03	150	2

	Total Restricted Securities			$35,094

	% of Net Assets			0.6%

High Yield Variable Account	ACL I Corp., 10.625%, 2016	2/10/11	$93,434	$84,593
	AMC Networks, Inc., 7.75%, 2021	6/22/11	23,000	24,035
	American Media, Inc., 13.5%, 2018	12/22/10	14,711	15,612
	ARCap REIT, Inc., CDO, “H”, FRN, 6.1%, 2045	9/21/04	4,590	4,590
	Arch Coal, Inc., 7%, 2019	6/08/11 - 6/14/11	105,510	104,738
	Associated Materials LLC, 9.125%, 2017	6/09/11	29,329	29,925
	Audatex North America, Inc., 6.75%, 2018	6/10/11	65,000	65,325
	B-Corp. Merger Sub, Inc., 8.25%, 2019	5/17/11	90,348	89,100
	CDRT Merger Sub, Inc., 8.125%, 2019	5/13/11	35,000	35,000
	Clear Channel Communications, Inc., 9%, 2021	6/08/11	43,131	43,088
	Connacher Oil & Gas Ltd., 8.5%, 2019	5/20/11	70,000	66,500
	Ducommun, Inc., 9.75%, 2018	6/23/11	51,550	52,403
	EH Holding Corp., 7.625%, 2021	5/17/11	25,000	25,500
	Eagle Parent, Inc., 8.625%, 2019	5/11/11	65,768	62,644
	Exopack Holding Corp., 10%, 2018	5/25/11	60,242	59,550
	General Motors Financial Co., Inc., 6.75%, 2018	5/26/11 - 6/06/11	80,447	80,200
	Heckler & Koch GmbH, 9.5%, 2018	5/06/11	141,776	137,764
	Hillman Group, Inc., 10.875%, 2018	3/11/11	65,384	64,725
	Jaguar Land Rover PLC, 8.125%, 2021	5/16/11	154,278	151,125
	Kansas City Southern Railway, 6.125%, 2021	5/06/11	45,421	45,000
	LBI Media, Inc., 8.5%, 2017	7/18/07	98,837	78,500
	LINN Energy LLC, 6.5%, 2019	5/10/11	44,659	44,550
	Local TV Finance LLC, 9.25%, 2015	11/09/07 - 11/30/10	168,762	172,745
	Navios Maritime Acquisition Corp., 8.625%, 2017	5/12/11	56,223	54,175
	Packaging Dynamics Corp., 8.75%, 2016	1/25/11 - 2/01/11	40,664	40,600
	Sensata Technologies B.V., 6.5%, 2019	5/06/11	45,247	44,888
	Seven Seas Cruises S. de R.L., 9.125%, 2019	5/13/11	40,000	41,200
	USI Holdings Corp., 9.75%, 2015	5/07/07 - 11/28/07	86,034	90,225
	W&T Offshore, Inc., 8.5%, 2019	6/03/11	60,000	60,750

Portfolio of Investments (unaudited) — continued

Variable Account	Restricted Securities - continued	Acquisition Date	Cost	Value
High Yield Variable Account (continued)	WCA Waste Corp., 7.5%, 2019	5/26/11	$40,000	$39,950
	Wachovia Credit, CDO, FRN, 1.596%, 2026	6/08/06	250,000	175,000
	Xerium Technologies, Inc., 8.875%, 2018	5/20/11	45,000	45,000

	Total Restricted Securities			$2,129,000

	% of Net Assets			5.5%

Total Return Variable Account	Anthracite Ltd., “A”, CDO, FRN, 0.635%, 2017	3/19/10	$105,127	$108,773
	Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.785%, 2040	3/01/06	180,426	100,914
	Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030	4/02/02	34,215	24,275
	Russian Federation, 3.625%, 2015	4/22/10	199,179	205,500
	Spirit Master Funding LLC, 5.05%, 2023	10/04/05	139,547	125,111
	System Energy Resources, Inc., 5.129%, 2014			33,051
	WEA Finance LLC, REIT, 4.625%, 2021			77,637

	Total Restricted Securities			$675,261

	% of Net Assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2011

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account		Government Securities Variable Account	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
Assets:
Investments —
Non-affiliated issuers, at identified cost	$100,760	$5,178		$47,294	$37,298		$23,567		$82,133
Underlying affiliated funds, at cost and net asset value	421	305		2,639	457		—		542
Repurchase agreements, at cost and value	—	—		—	—		3,158		—

Total investments, at identified cost	$101,181	$5,483		$49,933	$37,755		$26,725		$82,675
Unrealized appreciation	28,325	462		2,476	294		—		13,639

Total investments, at value	$129,506	$5,945		$52,409	$38,049		$26,725		$96,314
Cash	—	—		—	23		1		1
Restricted Cash	—	—		—	5		—		—
Foreign currency, at value (identified cost, $—, $1, $—, $—, $—, $—)	—	1		—	—		—		—
Receivables for
Forward foreign currency exchange contracts	—	32		—	0	*	—		—
Daily variation on open futures contracts	—	—		1	2		—		—
Investments sold	—	41		—	319		—		95
Units sold	—	—		—	15		—		—
Interest and dividends	182	83		387	684		0	*	420
Receivable from investment adviser	—	7		—	2		4		2
Receivable from sponsor	22	—		—	19		2		—
Other assets	35	0	*	1	1		1		2

Total assets	$129,745	$6,109		$52,798	$39,119		$26,733		$96,834

Liabilities:
Payables for
Forward foreign currency exchange contracts	$—	$15		$—	$5		$—		$—
Investments purchased	—	—		—	215		—		81
Units surrendered	19	1		11	10		63		19
Payable to affiliates —
Investment adviser	5	—		2	—		—		—
Sponsor	—	0	*	3	—		—		6
Board of Managers fees	2	0	*	1	1		0	*	2
Accrued expenses and other liabilities	30	35		35	38		21		47

Total liabilities	$56	$51		$52	$269		$84		$155

Net assets	$129,689	$6,058		$52,746	$38,850		$26,649		$96,679

*	Amount is less than $500.

See notes to financial statements.

Statements of Assets and Liabilities (unaudited) — June 30, 2011 — continued

(000 Omitted except for unit values which are rounded for presentation purposes)

	Units	Unit Value	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Net assets applicable to contract owners:
Capital Appreciation Variable Account —
Compass 2	1,287	$64.986	$83,612
Compass 3	17	42.577	711
Compass 3 – Level 2	2,425	17.894	43,385
Global Governments Variable Account —
Compass 2	56	$32.334		$1,825
Compass 3	5	31.225		144
Compass 3 – Level 2	218	18.493		4,039
Government Securities Variable Account —
Compass 2	823	$47.450			$39,040
Compass 3	3	32.934			84
Compass 3 – Level 2	634	19.473			12,341
High Yield Variable Account —
Compass 2	622	$49.810				$30,996
Compass 3	4	36.365				157
Compass 3 – Level 2	355	19.652				6,969
Money Market Variable Account —
Compass 2	599	$21.111					$12,631
Compass 3	9	17.183					148
Compass 3 – Level 2	1,050	13.005					13,659
Total Return Variable Account —
Compass 2	549	$53.271						$29,243
Compass 3	19	51.448						955
Compass 3 – Level 2	2,601	25.114						65,319

Net assets applicable to owners of deferred contracts			127,708	6,008	51,465	38,122	26,438	95,517
Reserve for variable annuities —
Compass 2 Contracts			1,754	11	1,243	693	170	859
Compass 3 Contracts			—	—	—	—	—	—
Compass 3 – Level 2 Contracts			227	39	38	35	41	303

Net assets			$129,689	$6,058	$52,746	$38,850	$26,649	$96,679

See notes to financial statements.

Statements of Operations (unaudited) — Six Months Ended June 30, 2011

(000 Omitted)

	Capital Appreciation Variable Account	Global Governments Variable Account		Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account		Total Return Variable Account
Net Investment income (loss):
Income —
Interest	$—	$81		$1,060	$1,587	$26		$832
Dividends	988	—		—	7	—		696
Dividends from underlying affiliated funds	1	0	*	3	1	—		1
Foreign taxes withheld	(38)	—		—	—	—		(8)

Total investment income	$951	$81		$1,063	$1,595	$26		$1,521

Expenses —
Mortality and expense risk charges	$816	$37		$335	$258	$165		$604
Management fee	488	22		147	154	66		369
Boards of Managers fees	7	0	*	3	2	2		6
Distribution expense charge	1	0	*	0 *	0 *	0	*	1
Administrative fee	22	9		9	9	9		17
Custodian fee	11	9		13	9	3		21
Printing	5	5		4	4	7		5
Auditing fees	19	24		21	26	11		25
Legal fees	4	4		4	4	4		4
Miscellaneous	6	4		5	4	3		5

Total expenses	$1,379	$114		$541	$470	$270		$1,057
Fees paid indirectly	(0)*	(0	)*	(0)*	(0)*	(0	)*	(0)*
Reduction of expenses by investment adviser	(19)	(39)		—	(27)	(79)		(33)

Net expenses	$1,360	$75		$541	$443	$191		$1,024

Net investment income (loss)	$(409)	$6		$522	$1,152	$(165)		$497

Realized and unrealized gain (loss) on investments:
Realized gain (loss) (identified cost basis) —
Investment transactions	$4,571	$51		$(76)	$893	$0	*	$1,757
Futures contracts	—	—		(18)	(20)	—		—
Foreign currency transactions	6	(57)		—	(18)	—		2

Net realized gain (loss) on investments and foreign currency transactions	$4,577	$(6)		$(94)	$855	$0	*	$1,759

Change in unrealized appreciation (depreciation) —
Investments	$3,155	$131		$399	$(522)	$—		$1,294
Futures contracts	—	—		15	(9)	—		—
Translation of assets and liabilities in foreign currencies	(2)	32		—	(2)	—		1

Net unrealized gain (loss) on investments and foreign currency translation	$3,153	$163		$414	$(533)	$—		$1,295

Net realized and unrealized gain (loss) on investments and foreign currency	$7,730	$157		$320	$322	$0	*	$3,054

Change in net assets from operations	$7,321	$163		$842	$1,474	$(165)		$3,551

*	Amount is less than $500.

See notes to financial statements.

Statements of Changes in Net Assets

(000 Omitted)

	Capital Appreciation Variable Account		Global Governments Variable Account		Government Securities Variable Account
	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10
Change in net assets:
From operations:
Net investment income (loss)	$(409)	$(895)	$6	$4	$522	$1,381
Net realized gain (loss) on investments and foreign currency transactions	4,577	9,740	(6)	173	(94)	797
Net unrealized gain (loss) on investments and foreign currency translation	3,153	4,771	163	41	414	(100)

Change in net assets from operations	$7,321	$13,616	$163	$218	$842	$2,078

Participant transactions:
Accumulation activity:
Purchase payments received	$448	$753	$8	$19	$69	$696
Net transfers between variable and fixed accumulation accounts	(129)	(1,374)	184	(241)	(795)	144
Withdrawals, surrenders, annuitizations, and contract charges	(7,959)	(14,998)	(386)	(1,531)	(3,025)	(7,933)

Net accumulation activity	$(7,640)	$(15,619)	$(194)	$(1,753)	$(3,751)	$(7,093)

Annuitization activity:
Annuitizations	$—	$76	$—	$—	$49	$28
Annuity payments and contract charges	(152)	(302)	(2)	(5)	(128)	(261)
Adjustments to annuity reserves	16	5	(0)*	(11)	(10)	0 *

Net annuitization activity	$(136)	$(221)	$(2)	$(16)	$(89)	$(233)

Change in net assets from participant transactions	$(7,776)	$(15,840)	$(196)	$(1,769)	$(3,840)	$(7,326)

Total change in net assets	$(455)	$(2,224)	$(33)	$(1,551)	$(2,998)	$(5,248)
Net assets:
At beginning of period	130,144	132,368	6,091	7,642	55,744	60,992

At end of period	$129,689	$130,144	$6,058	$6,091	$52,746	$55,744

*	Amount is less than $500.

See notes to financial statements.

Statements of Changes in Net Assets — continued

(000 Omitted)

	High Yield Variable Account		Money Market Variable Account		Total Return Variable Account
	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10	Six Months Ended 6/30/11 (unaudited)	Year Ended 12/31/10
Change in net assets:
From operations:
Net investment income (loss)	$1,152	$2,577	$(165)	$(395)	$497	$1,123
Net realized gain (loss) on investments and foreign currency transactions	855	1,263	0 *	0 *	1,759	1,584
Net unrealized gain (loss) on investments and foreign currency translation	(533)	1,267	—	—	1,295	5,666

Change in net assets from operations	$1,474	$5,107	$(165)	$(395)	$3,551	$8,373

Participant transactions:
Accumulation activity:
Purchase payments received	$177	$255	$312	$235	$235	$510
Net transfers between variable and fixed accumulation accounts	(1,633)	(510)	1,773	927	(384)	(1,099)
Withdrawals, surrenders, annuitizations, and contract charges	(2,018)	(4,980)	(3,324)	(6,646)	(5,968)	(14,004)

Net accumulation activity	$(3,474)	$(5,235)	$(1,239)	$(5,484)	$(6,117)	$(14,593)

Annuitization activity:
Annuitizations	$—	$31	$—	$18	$—	$16
Annuity payments and contract charges	(66)	(127)	(16)	(44)	(87)	(167)
Adjustments to annuity reserves	23	(0)*	7	(1)	(7)	46

Net annuitization activity	$(43)	$(96)	$(9)	$(27)	$(94)	$(105)

Change in net assets from participant transactions	$(3,517)	$(5,331)	$(1,248)	$(5,511)	$(6,211)	$(14,698)

Total change in net assets	$(2,043)	$(224)	$(1,413)	$(5,906)	$(2,660)	$(6,325)
Net assets:
At beginning of period	40,893	41,117	28,062	33,968	99,339	105,664

At end of period	$38,850	$40,893	$26,649	$28,062	$96,679	$99,339

*	Amount is less than $500.

See notes to financial statements.

Financial Highlights

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Capital Appreciation Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$61.454		$55.063	$39.750	$63.669	$58.101	$55.446

Investment income	$0.470		$0.768	$0.685	$0.780	$0.751	$0.560
Expenses	(0.676)		(1.176)	(0.965)	(1.154)	(1.319)	(1.198)

Net investment loss	$(0.206)		$(0.408)	$(0.280)	$(0.374)	$(0.568)	$(0.638)
Net realized and unrealized gain (loss) on investments and foreign currency	3.738		6.799	15.593	(23.545)	6.136	3.293

Change in unit value	$3.532		$6.391	$15.313	$(23.919)	$5.568	$2.655

Unit value:
Net asset value — end of period	$64.986		$61.454	$55.063	$39.750	$63.669	$58.101

Total Return (%) (k)(r)(s)	5.75	(n)	11.61	38.52	(37.57)	9.58	4.79
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.16	(a)	2.18	2.18	2.17	2.15	2.15
Expenses after expense reductions (f)	2.13	(a)	2.12	2.12	2.12	2.14	N/A
Net investment loss	(0.64	)(a)	(0.72)	(0.60)	(0.68)	(0.91)	(1.11)
Portfolio turnover (%)	15		43	47	49	63	61
Number of units outstanding at end of period (000 omitted)	1,287		1,360	1,539	1,761	1,980	2,419

	Capital Appreciation Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$40.282		$36.129	$26.107	$41.858	$38.235	$36.524

Investment income	$0.295		$0.488	$0.425	$0.497	$0.490	$0.355
Expenses	(0.455)		(0.796)	(0.635)	(0.783)	(0.903)	(0.807)

Net investment loss	$(0.160)		$(0.308)	$(0.210)	$(0.286)	$(0.413)	$(0.452)
Net realized and unrealized gain (loss) on investments and foreign currency	2.455		4.461	10.232	(15.465)	4.036	2.163

Change in unit value	$2.295		$4.153	$10.022	$(15.751)	$3.623	$1.711

Unit value:
Net asset value — end of period	$42.577		$40.282	$36.129	$26.107	$41.858	$38.235

Total Return (%) (k)(r)(s)	5.70	(n)	11.49	38.39	(37.63)	9.48	4.69
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.26	(a)	2.28	2.28	2.27	2.25	2.25
Expenses after expense reductions (f)	2.23	(a)	2.22	2.22	2.22	2.24	N/A
Net investment loss	(0.78	)(a)	(0.85)	(0.73)	(0.81)	(1.04)	(1.30)
Portfolio turnover (%)	15		43	47	49	63	61
Number of units outstanding at end of period (000 omitted)	17		20	27	46	73	128

Financial Highlights — continued

	Capital Appreciation Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$16.917		$15.151	$10.932	$17.501	$15.963	$15.226

Investment income	$0.127		$0.208	$0.186	$0.211	$0.203	$0.152
Expenses	(0.180)		(0.314)	(0.258)	(0.308)	(0.352)	(0.320)

Net investment loss	$(0.053)		$(0.106)	$(0.072)	$(0.097)	$(0.149)	$(0.168)
Net realized and unrealized gain (loss) on investments and foreign currency	1.030		1.872	4.291	(6.472)	1.687	0.905

Change in unit value	$0.977		$1.766	$4.219	$(6.569)	$1.538	$0.737

Unit value:
Net asset value — end of period	$17.894		$16.917	$15.151	$10.932	$17.501	$15.963

Total Return (%) (k)(r)(s)	5.78	(n)	11.66	38.59	(37.54)	9.64	4.84
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.11	(a)	2.13	2.13	2.12	2.10	2.10
Expenses after expense reductions (f)	2.08	(a)	2.07	2.07	2.07	2.09	N/A
Net investment loss	(0.61	)(a)	(0.70)	(0.58)	(0.65)	(0.88)	(1.13)
Portfolio turnover (%)	15		43	47	49	63	61
Number of units outstanding at end of period (000 omitted)	2,425		2,588	2,945	3,335	3,671	4,378

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Global Governments Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$31.477		$30.488	$29.979	$27.622	$25.732	$24.865

Investment income	$0.430		$0.781	$0.885	$0.944	$1.052	$1.003
Expenses	(0.394)		(0.763)	(0.742)	(0.716)	(0.653)	(0.629)

Net investment income	$0.036		$0.018	$0.143	$0.228	$0.399	$0.374
Net realized and unrealized gain (loss) on investments and foreign currency	0.821		0.971	0.366	2.129	1.491	0.493

Change in unit value	$0.857		$0.989	$0.509	$2.357	$1.890	$0.867

Unit value:
Net asset value — end of period	$32.334		$31.477	$30.488	$29.979	$27.622	$25.732

Total Return (%) (k)(r)(s)	2.72	(n)	3.24	1.70	8.54	7.34	3.49
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.79	(a)	3.64	3.33	3.50	3.35	3.39
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.22	(a)	0.06	0.48	0.79	1.52	1.48
Portfolio turnover (%)	31		55	87	111	141	118
Number of units outstanding at end of period (000 omitted)	56		55	85	91	85	104

	Global Governments Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$30.421		$29.508	$29.059	$26.814	$25.017	$24.209

Investment income	$0.408		$0.740	$0.834	$0.904	$1.044	$1.025
Expenses	(0.396)		(0.768)	(0.746)	(0.727)	(0.678)	(0.659)

Net investment income (loss)	$0.012		$(0.028)	$0.088	$0.177	$0.366	$0.366
Net realized and unrealized gain (loss) on investments and foreign currency	0.792		0.941	0.361	2.068	1.431	0.442

Change in unit value	$0.804		$0.913	$0.449	$2.245	$1.797	$0.808

Unit value:
Net asset value — end of period	$31.225		$30.421	$29.508	$29.059	$26.814	$25.017

Total Return (%) (k)(r)(s)	2.64	(n)	3.09	1.55	8.38	7.18	3.34
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.94	(a)	3.79	3.48	3.65	3.50	3.54
Expenses after expense reductions (f)	2.65	(a)	2.65	2.65	2.65	2.65	2.65
Net investment income (loss)	0.08	(a)	(0.09)	0.31	0.65	1.44	1.41
Portfolio turnover (%)	31		55	87	111	141	118
Number of units outstanding at end of period (000 omitted)	5		6	7	11	15	18

Financial Highlights — continued

	Global Governments Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$18.003		$17.438	$17.147	$15.798	$14.718	$14.221

Investment income	$0.243		$0.454	$0.508	$0.541	$0.608	$0.574
Expenses	(0.225)		(0.444)	(0.426)	(0.410)	(0.377)	(0.361)

Net investment income	$0.018		$0.010	$0.082	$0.131	$0.231	$0.213
Net realized and unrealized gain (loss) on investments and foreign currency	0.472		0.555	0.209	1.218	0.849	0.284

Change in unit value	$0.490		$0.565	$0.291	$1.349	$1.080	$0.497

Unit value:
Net asset value — end of period	$18.493		$18.003	$17.438	$17.147	$15.798	$14.718

Total Return (%) (k)(r)(s)	2.72	(n)	3.24	1.70	8.54	7.34	3.49
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	3.79	(a)	3.64	3.33	3.50	3.35	3.39
Expenses after expense reductions (f)	2.50	(a)	2.50	2.50	2.50	2.50	2.50
Net investment income	0.20	(a)	0.06	0.48	0.79	1.53	1.47
Portfolio turnover (%)	31		55	87	111	141	118
Number of units outstanding at end of period (000 omitted)	218		230	274	306	332	403

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Government Securities Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$46.717		$45.185	$43.715	$40.804	$38.619	$37.679

Investment income	$0.952		$2.100	$2.152	$2.116	$2.117	$2.024
Expenses	(0.486)		(0.976)	(0.917)	(0.860)	(0.802)	(0.757)

Net investment income	$0.466		$1.124	$1.235	$1.256	$1.315	$1.267
Net realized and unrealized gain (loss) on investments	0.267		0.408	0.235	1.655	0.870	(0.327)

Change in unit value	$0.733		$1.532	$1.470	$2.911	$2.185	$0.940

Unit value:
Net asset value — end of period	$47.450		$46.717	$45.185	$43.715	$40.804	$38.619

Total Return (%) (k)(s)	1.57	(n)	3.39	3.36	7.14	5.66	2.50
Ratios (%) (to average net assets):
Expenses (f)	2.07	(a)	2.07	2.04	2.05	2.02	2.01
Net investment income	1.94	(a)	2.33	2.70	2.93	3.26	3.28
Portfolio turnover (%)	13		33	27	45	35	17
Number of units outstanding at end of period (000 omitted)	823		889	1,010	1,151	1,269	1,538

	Government Securities Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$32.441		$31.409	$30.417	$28.419	$26.924	$26.295

Investment income	$0.632		$1.401	$1.442	$1.427	$1.470	$1.352
Expenses	(0.344)		(0.671)	(0.651)	(0.618)	(0.583)	(0.538)

Net investment income	$0.288		$0.730	$0.791	$0.809	$0.887	$0.814
Net realized and unrealized gain (loss) on investments	0.205		0.302	0.201	1.189	0.608	(0.185)

Change in unit value	$0.493		$1.032	$0.992	$1.998	$1.495	$0.629

Unit value:
Net asset value — end of period	$32.934		$32.441	$31.409	$30.417	$28.419	$26.924

Total Return (%) (k)(s)	1.52	(n)	3.29	3.26	7.03	5.55	2.40
Ratios (%) (to average net assets):
Expenses (f)	2.17	(a)	2.17	2.14	2.15	2.12	2.11
Net investment income	1.80	(a)	2.34	2.60	2.80	3.25	3.15
Portfolio turnover (%)	13		33	27	45	35	17
Number of units outstanding at end of period (000 omitted)	3		3	10	20	28	40

Financial Highlights — continued

	Government Securities Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$19.168		$18.530	$17.918	$16.717	$15.814	$15.421

Investment income	$0.381		$0.837	$0.862	$0.848	$0.848	$0.813
Expenses	(0.193)		(0.387)	(0.364)	(0.342)	(0.318)	(0.300)

Net investment income	$0.188		$0.450	$0.498	$0.506	$0.530	$0.513
Net realized and unrealized gain (loss) on investments	0.117		0.188	0.114	0.695	0.373	(0.120)

Change in unit value	$0.305		$0.638	$0.612	$1.201	$0.903	$0.393

Unit value:
Net asset value — end of period	$19.473		$19.168	$18.530	$17.918	$16.717	$15.814

Total Return (%) (k)(s)	1.59	(n)	3.44	3.41	7.19	5.71	2.55
Ratios (%) (to average net assets):
Expenses (f)	2.02	(a)	2.02	1.99	2.00	1.97	1.96
Net investment income	1.96	(a)	2.34	2.72	2.94	3.29	3.30
Portfolio turnover (%)	13		33	27	45	35	17
Number of units outstanding at end of period (000 omitted)	634		667	731	831	889	1,054

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	High Yield Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$48.077		$42.360	$29.057	$40.344	$40.172	$36.840

Investment income	$1.964		$3.913	$3.733	$3.568	$3.391	$3.121
Expenses	(0.547)		(0.995)	(0.781)	(0.817)	(0.901)	(0.847)

Net investment income	$1.417		$2.918	$2.952	$2.751	$2.490	$2.274
Net realized and unrealized gain (loss) on investments and foreign currency	0.316		2.799	10.351	(14.038)	(2.318)	1.058

Change in unit value	$1.733		$5.717	$13.303	$(11.287)	$0.172	$3.332

Unit value:
Net asset value — end of period	$49.810		$48.077	$42.360	$29.057	$40.344	$40.172

Total Return (%) (k)(r)(s)	3.60	(n)	13.50	45.78	(27.98)	0.43	9.04
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.34	(a)	2.37	2.35	2.36	2.25	2.32
Expenses after expense reductions (f)	2.20	(a)	2.20	2.20	2.20	2.20	2.22
Net investment income	5.61	(a)	6.36	8.18	7.28	5.96	5.84
Portfolio turnover (%)	31		66	56	62	66	88
Number of units outstanding at end of period (000 omitted)	622		662	753	862	958	1,119

	High Yield Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$35.117		$30.972	$21.266	$29.556	$29.459	$27.043

Investment income	$1.369		$2.791	$2.629	$2.515	$2.445	$2.212
Expenses	(0.401)		(0.749)	(0.580)	(0.613)	(0.681)	(0.635)

Net investment income	$0.968		$2.042	$2.049	$1.902	$1.764	$1.577
Net realized and unrealized gain (loss) on investments and foreign currency	0.280		2.103	7.657	(10.192)	(1.667)	0.839

Change in unit value	$1.248		$4.145	$9.706	$(8.290)	$0.097	$2.416

Unit value:
Net asset value — end of period	$36.365		$35.117	$30.972	$21.266	$29.556	$29.459

Total Return (%) (k)(r)(s)	3.55	(n)	13.38	45.64	(28.05)	0.33	8.94
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.44	(a)	2.47	2.45	2.46	2.35	2.42
Expenses after expense reductions (f)	2.30	(a)	2.30	2.30	2.30	2.30	2.32
Net investment income	5.52	(a)	6.26	8.08	7.09	5.93	5.71
Portfolio turnover (%)	31		66	56	62	66	88
Number of units outstanding at end of period (000 omitted)	4		6	8	13	21	34

Financial Highlights — continued

	High Yield Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$18.963		$16.700	$11.450	$15.890	$15.814	$14.495

Investment income	$0.767		$1.507	$1.416	$1.380	$1.310	$1.202
Expenses	(0.211)		(0.379)	(0.298)	(0.313)	(0.344)	(0.323)

Net investment income	$0.556		$1.128	$1.118	$1.067	$0.966	$0.879
Net realized and unrealized gain (loss) on investments and foreign currency	0.133		1.135	4.132	(5.507)	(0.890)	0.440

Change in unit value	$0.689		$2.263	$5.250	$(4.440)	$0.076	$1.319

Unit value:
Net asset value — end of period	$19.652		$18.963	$16.700	$11.450	$15.890	$15.814

Total Return (%) (k)(r)(s)	3.63	(n)	13.55	45.86	(27.94)	0.48	9.10
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.29	(a)	2.32	2.30	2.31	2.20	2.27
Expenses after expense reductions (f)	2.15	(a)	2.15	2.15	2.15	2.15	2.17
Net investment income	5.65	(a)	6.37	8.03	7.27	5.98	5.86
Portfolio turnover (%)	31		66	56	62	66	88
Number of units outstanding at end of period (000 omitted)	355		428	493	558	579	774

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Money Market Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$21.247		$21.523	$21.803	$21.676	$20.979		$20.331

Investment income	$0.021		$0.058	$0.078	$0.567	$1.145		$1.051
Expenses	(0.157)		(0.334)	(0.357)	(0.432)	(0.431)		(0.403)

Net investment income (loss)	$(0.136)		$(0.276)	$(0.279)	$0.135	$0.714		$0.648
Net realized and unrealized gain (loss) on investments	(0.000	)(w)	0.000 (w)	(0.001)	(0.008)	(0.017	)(g)	—

Change in unit value	$(0.136)		$(0.276)	$(0.280)	$0.127	$0.697		$0.648

Unit value:
Net asset value — end of period	$21.111		$21.247	$21.523	$21.803	$21.676		$20.979

Total Return (%) (k)(r)(s)	(0.64	)(n)	(1.28)	(1.28)	0.58	3.32		3.19
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.10	(a)	2.06	2.01	1.99	2.00		1.95
Expenses after expense reductions (f)	1.50	(a)	1.56	1.66	1.97	N/A		N/A
Net investment income (loss)	(1.27	)(a)	(1.28)	(1.27)	0.61	3.29		3.15
Number of units outstanding at end of period (000 omitted)	599		621	732	793	887		928

	Money Market Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$17.302		$17.544	$17.790	$17.704	$17.152		$16.638

Investment income	$0.017		$0.045	$0.066	$0.468	$0.902		$0.852
Expenses	(0.133)		(0.284)	(0.308)	(0.364)	(0.356)		(0.338)

Net investment income (loss)	$(0.116)		$(0.239)	$(0.242)	$0.104	$0.546		$0.514
Net realized and unrealized gain (loss) on investments	(0.003)		(0.003)	(0.004)	(0.018)	0.006	(g)	—

Change in unit value	$(0.119)		$(0.242)	$(0.246)	$0.086	$0.552		$0.514

Unit value:
Net asset value — end of period	$17.183		$17.302	$17.544	$17.790	$17.704		$17.152

Total Return (%) (k)(r)(s)	(0.69	)(n)	(1.38)	(1.38)	0.49	3.22		3.09
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.20	(a)	2.16	2.11	2.09	2.10		2.05
Expenses after expense reductions (f)	1.60	(a)	1.66	1.76	2.07	N/A		N/A
Net investment income (loss)	(1.39	)(a)	(1.39)	(1.38)	0.59	3.20		3.00
Number of units outstanding at end of period (000 omitted)	9		11	18	45	64		131

Financial Highlights — continued

	Money Market Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007		2006
Per unit data: (d)
Net asset value — beginning of period	$13.086		$13.249	$13.415	$13.330	$12.895		$12.491

Investment income	$0.013		$0.036	$0.048	$0.344	$0.695		$0.644
Expenses	(0.093)		(0.199)	(0.213)	(0.257)	(0.257)		(0.240)

Net investment income (loss)	$(0.080)		$(0.163)	$(0.165)	$0.087	$0.438		$0.404
Net realized and unrealized gain (loss) on investments	(0.001)		0.000 (w)	(0.001)	(0.002)	(0.003	)(g)	—

Change in unit value	$(0.081)		$(0.163)	$(0.166)	$0.085	$0.435		$0.404

Unit value:
Net asset value — end of period	$13.005		$13.086	$13.249	$13.415	$13.330		$12.895

Total Return (%) (k)(r)(s)	(0.62	)(n)	(1.23)	(1.23)	0.63	3.38		3.24
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.05	(a)	2.01	1.96	1.94	1.95		1.90
Expenses after expense reductions (f)	1.45	(a)	1.51	1.61	1.92	N/A		N/A
Net investment income (loss)	(1.24	)(a)	(1.24)	(1.24)	0.65	3.32		3.18
Number of units outstanding at end of period (000 omitted)	1,050		1,106	1,332	1,673	1,871		1,969

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per unit amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of variable account units and the per unit amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per unit amount was less than $0.001.

See notes to financial statements.

Financial Highlights — continued

The financial highlights table is intended to help you understand the variable account’s financial performance for the semiannual period and the past 5 years. Certain information reflects financial results for a single unit value. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the variable account held for the entire period.

	Total Return Variable Account
	Compass 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$51.412		$47.266	$40.464	$52.709	$51.373	$46.459

Investment income	$0.834		$1.590	$1.601	$1.748	$1.832	$1.749
Expenses	(0.556)		(1.026)	(0.892)	(1.008)	(1.126)	(1.033)

Net investment income	$0.278		$0.564	$0.709	$0.740	$0.706	$0.716
Net realized and unrealized gain (loss) on investments and foreign currency	1.581		3.582	6.093	(12.985)	0.630	4.198

Change in unit value	$1.859		$4.146	$6.802	$(12.245)	$1.336	$4.914

Unit value:
Net asset value — end of period	$53.271		$51.412	$47.266	$40.464	$52.709	$51.373

Total Return (%) (k)(r)(s)	3.62	(n)	8.77	16.81	(23.23)	2.60	10.58
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.18	2.18	2.16	2.12	2.14
Expenses after expense reductions (f)	2.10	(a)	2.10	2.10	2.10	2.11	N/A
Net investment income	1.03	(a)	1.13	1.64	1.52	1.30	1.46
Portfolio turnover (%)	9		32	41	57	54	45
Number of units outstanding at end of period (000 omitted)	549		587	685	807	948	1,156

	Total Return Variable Account
	Compass 3
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$49.689		$45.750	$39.224	$51.169	$49.947	$45.236

Investment income	$0.774		$1.485	$1.505	$1.645	$1.770	$1.645
Expenses	(0.562)		(1.038)	(0.902)	(1.033)	(1.165)	(1.051)

Net investment income	$0.212		$0.447	$0.603	$0.612	$0.605	$0.594
Net realized and unrealized gain (loss) on investments and foreign currency	1.547		3.492	5.923	(12.557)	0.617	4.117

Change in unit value	$1.759		$3.939	$6.526	$(11.945)	$1.222	$4.711

Unit value:
Net asset value — end of period	$51.448		$49.689	$45.750	$39.224	$51.169	$49.947

Total Return (%) (k)(r)(s)	3.54	(n)	8.61	16.64	(23.34)	2.45	10.42
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.32	(a)	2.33	2.33	2.31	2.27	2.29
Expenses after expense reductions (f)	2.25	(a)	2.25	2.25	2.25	2.26	N/A
Net investment income	0.84	(a)	0.96	1.50	1.33	1.18	1.28
Portfolio turnover (%)	9		32	41	57	54	45
Number of units outstanding at end of period (000 omitted)	19		23	48	74	107	142

Financial Highlights — continued

	Total Return Variable Account
	Compass 3 – Level 2
	Six Months Ended 6/30/11 (Unaudited)		Years Ended 12/31
			2010	2009	2008	2007	2006
Per unit data: (d)
Net asset value — beginning of period	$24.238		$22.284	$19.077	$24.850	$24.220	$21.903

Investment income	$0.384		$0.732	$0.740	$0.807	$0.849	$0.812
Expenses	(0.259)		(0.479)	(0.417)	(0.471)	(0.527)	(0.484)

Net investment income	$0.125		$0.253	$0.323	$0.336	$0.322	$0.328
Net realized and unrealized gain (loss) on investments and foreign currency	0.751		1.701	2.884	(6.109)	0.308	1.989

Change in unit value	$0.876		$1.954	$3.207	$(5.773)	$0.630	$2.317

Unit value:
Net asset value — end of period	$25.114		$24.238	$22.284	$19.077	$24.850	$24.220

Total Return (%) (k)(r)(s)	3.61	(n)	8.77	16.81	(23.23)	2.60	10.58
Ratios (%) (to average net assets):
Expenses before expense reductions (f)	2.17	(a)	2.18	2.18	2.16	2.12	2.14
Expenses after expense reductions (f)	2.10	(a)	2.10	2.10	2.10	2.11	N/A
Net investment income	1.00	(a)	1.10	1.61	1.49	1.28	1.44
Portfolio turnover (%)	9		32	41	57	54	45
Number of units outstanding at end of period (000 omitted)	2,601		2,757	3,136	3,572	4,116	4,695

(a)	Annualized.
(d)	Per unit data is based on the average number of units outstanding during each period.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the variable account may receive proceeds from litigation settlements, without which performance would be lower.

See notes to financial statements.

Notes to Financial Statements (unaudited)

(1)	Business and Organization

Capital Appreciation Variable Account, Global Governments Variable Account, Government Securities Variable Account, High Yield Variable Account, Money Market Variable Account, and Total Return Variable Account (the variable account(s)) are separate accounts established by Sun Life Assurance Company of Canada (U.S.), the Sponsor, in connection with the issuance of Compass 2 and Compass 3 combination fixed/variable annuity contracts. The variable accounts operate as open-end management investment companies as those terms are defined in the Investment Company Act of 1940, as amended.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the variable accounts’ Statements of Assets and Liabilities through the date that the financial statements were issued. The High Yield Variable Account invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The Government Securities Variable Account and Total Return Variable Account invest a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The Global Governments Variable Account and High Yield Variable Account invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Pursuant to procedures approved by the Board of Managers, investments held by the Money Market Variable Account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Managers has delegated primary responsibility for determining or causing to be determined the value of the variable accounts’ investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Managers. Under the variable accounts’ valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable accounts’

Notes to Financial Statements (unaudited) — continued

net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable accounts’ net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable accounts’ foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each variable accounts’ net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each variable accounts’ net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable accounts could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each variable account determines its net asset value per share.

Various inputs are used in determining the value of each variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable accounts’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures and forwards. The following is a summary of the levels used as of June 30, 2011 in valuing each variable account’s assets or liabilities:

Capital Appreciation Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$129,085,238	$—	$—	$129,085,238
Mutual Funds	420,980	—	—	420,980

Total Investments	$129,506,218	$—	$—	$129,506,218

Global Governments Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,373,728	$—	$1,373,728
Non-U.S. Sovereign Debt	—	3,937,187	—	3,937,187
Residential Mortgage-Backed Securities	—	237,497	—	237,497
Commercial Mortgage-Backed Securities	—	92,074	—	92,074
Mutual Funds	304,534	—	—	304,534

Total Investments	$304,534	$5,640,486	$—	$5,945,020

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$17,506	$—	$17,506

Government Securities Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$23,685,556	$—	$23,685,556
Corporate Bonds	—	309,748	—	309,748
Residential Mortgage-Backed Securities	—	24,632,582	—	24,632,582
Commercial Mortgage-Backed Securities	—	1,142,175	—	1,142,175
Mutual Funds	2,638,907	—	—	2,638,907

Total Investments	$2,638,907	$49,770,061	$—	$52,408,968

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$663	$—	$—	$663

Notes to Financial Statements (unaudited) — continued

High Yield Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$578,391	$200,502	$58,554	$837,447
Non-U.S. Sovereign Debt	—	107,652	—	107,652
Corporate Bonds	—	30,763,717	—	30,763,717
Commercial Mortgage-Backed Securities	—	308,114	—	308,114
Floating Rate Loans	—	325,128	—	325,128
Asset-Backed Securities (including CDO’s)	—	187,843	—	187,843
Foreign Bonds	—	5,061,932	—	5,061,932
Mutual Funds	457,149	—	—	457,149

Total Investments	$1,035,540	$36,954,888	$58,554	$38,048,982

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$2,572	$—	$—	$2,572
Forward Foreign Currency Exchange Contracts	—	(5,439)	—	(5,439)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The variable account’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Equity Securities	Corporate Bonds	Total
Balance as of 12/31/10	$0	$14,721	$14,721
Realized gain (loss)	—	(57,242)	(57,242)
Change in unrealized appreciation (depreciation)	—	58,133	58,133
Sales	—	0	0
Transfers into Level 3	58,554	—	58,554
Transfers out of Level 3	—	(15,612)	(15,612)

Balance as of 6/30/11	$58,554	$—	$58,554

The net change in unrealized appreciation (depreciation) from investments still held as Level 3 at June 30, 2011 is $0.

Money Market Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$26,724,646	$—	$26,724,646

Total Return Variable Account

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$58,162,660	$—	$—	$58,162,660
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,841,432	—	12,841,432
Non-U.S. Sovereign Debt	—	1,165,373	—	1,165,373
Corporate Bonds	—	6,499,619	—	6,499,619
Residential Mortgage-Backed Securities	—	12,378,033	—	12,378,033
Commercial Mortgage-Backed Securities	—	2,049,792	—	2,049,792
Asset-Backed Securities (including CDOs)	—	209,683	—	209,683
Foreign Bonds	—	2,465,492	—	2,465,492
Mutual Funds	541,449	—	—	541,449

Total Investments	$58,704,109	$37,609,424	$—	$96,313,533

For further information regarding security characteristics, see the Portfolios of Investments.

Repurchase Agreements – The Money Market Variable Account entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The variable account requires that the securities collateral in a repurchase transaction be transferred to a custodian. The variable account monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the variable account under each such repurchase agreement. The variable account and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities – The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account invest in inflation-adjusted debt securities issued by the U.S. Treasury. The variable accounts may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign

Notes to Financial Statements (unaudited) — continued

corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the variable accounts, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the variable accounts use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments used by the variable accounts were purchased options, futures contracts, and forward foreign currency exchange contracts. The Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account period end derivatives, as presented in the Portfolios of Investments and the associated Derivative Contract Tables, generally are indicative of the volume of their derivative activity during the period.

The following tables present, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account at June 30, 2011 as reported in the Statements of Assets and Liabilities:

Global Governments Variable Account

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$32,390	$(14,884)

Government Securities Variable Account

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$663

High Yield Variable Account

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$2,572	$—
Foreign Exchange	Forward Foreign Currency Exchange	31	(5,470)

Total		$2,603	$(5,470)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the variable account’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the variable account’s Statement of Assets and Liabilities.

The following tables present, by major type of derivative contract, the realized gain (loss) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2011 as reported in the Statements of Operations:

Global Governments Variable Account

Risk	Foreign Currency Transactions
Foreign Exchange	$(58,672)

Notes to Financial Statements (unaudited) — continued

Government Securities Variable Account

Risk	Futures Contracts	Investment Transactions (Purchased Options)
Interest Rate	$(17,858)	$107

High Yield Variable Account

Risk	Futures Contracts	Foreign Currency Transactions	Investment Transactions (Purchased Options)
Interest Rate	$(20,316)	$—	$—
Foreign Exchange	—	(18,328)	—
Equity	—	—	38,068

Total	$(20,316)	$(18,328)	$38,068

The following tables present, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account for the six months ended June 30, 2011 as reported in the Statements of Operations:

Global Governments Variable Account

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$29,575

Government Securities Variable Account

Risk	Futures Contracts
Interest Rate	$15,441

High Yield Variable Account

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$(9,394)	$—	$—
Foreign Exchange	—	(2,698)	—
Equity	—	—	(22,764)

Total	$(9,394)	$(2,698)	$(22,764)

For the six months ended June 30, 2011, the Capital Appreciation Variable Account, Money Market Variable Account, and Total Return Variable Account did not invest in any derivative instruments.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Global Governments Variable Account, Government Securities Variable Account, and High Yield Variable Account attempt to reduce their exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the variable accounts the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the variable accounts’ credit risk to such counterparty equal to any amounts payable by the variable account under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across transactions between the variable accounts and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged

Notes to Financial Statements (unaudited) — continued

to cover obligations of the variable accounts under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolios of Investments.

Purchased Options – The Government Securities Variable Account purchased call and put options for a premium. The High Yield Variable Account purchased call options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the variable accounts’ exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statements of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statements of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the variable accounts pay a premium whether or not the option is exercised. The variable accounts’ maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The Government Securities Variable Account and High Yield Variable Account entered into futures contracts which may be used to hedge against or obtain broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the variable accounts are required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the variable accounts each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the variable accounts until the contract is closed or expires at which point the gain or loss on futures is realized.

The variable accounts bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the variable accounts may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the variable accounts since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The variable accounts’ maximum risk of loss due to counterparty credit risk is equal to the margin posted by the variable accounts to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The Global Governments Variable Account and High Yield Variable Account entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the variable accounts’ currency risk or for non-hedging purposes. For hedging purposes, the variable accounts may enter into contracts to deliver or receive foreign currency that the variable accounts will receive from or use in its normal investment activities. The variable accounts may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the variable accounts may enter into contracts with the intent of changing the relative exposure of the variable accounts’ portfolios of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the variable accounts’ maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the variable accounts and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the variable accounts to cover the variable accounts’ exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The High Yield Variable Account invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the variable account to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the variable accounts’ organizational documents, its officers and Managers may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the variable accounts. Additionally, in the normal course of business, the variable accounts enter into agreements with service providers that may contain indemnification clauses. The variable accounts’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the variable accounts that have not yet occurred.

Notes to Financial Statements (unaudited) — continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Certain variable accounts earn certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the variable account is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The variable accounts may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the variable account or in unrealized gain/loss if the security is still held by the variable accounts. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account entered into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The variable accounts hold, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the variable account may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the variable accounts’ other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The Global Governments Variable Account, Government Securities Variable Account, and Total Return Variable Account entered into “TBA” sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The variable accounts’ custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the variable accounts. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statements of Operations.

Federal Income Taxes – The variable accounts are funding vehicles for individual variable annuities. The operations of the variable accounts are part of the operations of Sun Life Assurance Company of Canada (U.S.), the Sponsor, and are not taxed separately; the variable accounts are not taxed as regulated investment companies. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country’s tax rates and to the extent unrecoverable are recorded as a reduction of investment income.

(3)	Annuity Reserves

Annuity reserves for contracts with annuity commencement dates prior to January 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates between January 1, 1987 and December 31, 1998 have been calculated using the 1983 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after January 1, 1999 have been calculated using the Annuity Mortality 2000 table. Annuity reserves for contracts in payment period are calculated using an assumed interest rate of 4%. Required adjustments are accomplished by transfers to or from the Sponsor.

Notes to Financial Statements (unaudited) — continued

(4)	Transactions with Affiliates

Investment Adviser – Each variable account has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the variable accounts. The management fee is computed daily and paid monthly at the following annual rates based on a percentage of each variable account’s average daily net assets:

	Annual Rate of Management Fee Based on Average Daily Net Assets Not Exceeding $300 Million		Annual Rate of Management Fee Based on Average Daily Net Assets In Excess of $300 Million		Effective Management Fees
Capital Appreciation Variable Account	0.75%		0.675	%(a)	0.75%
Global Governments Variable Account	0.75%		0.675%		0.75%
Government Securities Variable Account	0.55%		0.495	%(b)	0.55%
High Yield Variable Account	0.75	%(c)	0.675	%(c)	0.70%
Money Market Variable Account	0.50%		0.500	%(d)	0.05	%(e)
Total Return Variable Account	0.75%		0.675%		0.75%

(a)	The investment adviser has agreed in writing to reduce its management fee to 0.675% of average daily net assets in excess of $300 million. This agreement will continue until modified or rescinded by the variable account’s contract holders. For the six months ended June 30, 2011, the variable account’s average daily net assets did not exceed $300 million, and therefore, the management fee was not reduced under this agreement.
(b)	The investment adviser has agreed in writing to reduce its management fee to 0.495% of average daily net assets in excess of $300 million. This agreement will continue until modified or rescinded by the variable account’s contract holders. For the six months ended June 30, 2011, the variable account’s average daily net assets did not exceed $300 million, and therefore, the management fee was not reduced under this agreement.
(c)	The investment adviser has agreed in writing to reduce its management fee to 0.70% for the first $300 million of average daily net assets. This written agreement will continue until modified or rescinded by the variable account’s Board of Managers, but such agreement will continue at least until April 30, 2013. For the six months ended June 30, 2011, this management fee reduction under this agreement amounted to $10,245, which is shown as a reduction of total expenses in the Statement of Operations. The investment adviser has also agreed in writing to reduce its management fee to 0.675% of average daily net assets in excess of $300 million. This agreement will continue until modified or rescinded by the variable account’s contract holders. For the six months ended June 30, 2011, the variable account’s average daily net assets did not exceed $300 million, and therefore, the management fee was not reduced under this agreement.
(d)	The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement will continue until modified or rescinded by the variable account’s contract holders. For the six months ended June 30, 2011, the variable account’s average daily net assets did not exceed $500 million, and therefore, the management fee was not reduced under this agreement.
(e)	During the six months ended June 30, 2011, MFS voluntarily waived receipt of $59,326, of the variable account’s management fee in order to avoid a negative yield. For the six months ended June 30, 2011, this voluntary waiver had the effect of reducing the management fee by 0.45% of average daily net assets on an annualized basis.

The investment adviser has agreed in writing to pay a portion of the variable accounts’ total annual operating expenses, exclusive of interest, taxes, brokerage commissions, to the extent permitted, extraordinary expenses, mortality and expense risk and distribution expense risk charges, and contract maintenance charges, such that total annual operating expenses do not exceed 1.25% annually of the average daily net assets of each variable account. These agreements are contained in the investment advisory agreement between MFS and the variable accounts and may not be rescinded without contract holder approval. For the six months ended June 30, 2011, this reduction amounted to $38,532 for the Global Governments Variable Account and is reflected as a reduction of total expenses in the Statements of Operations. Each of the other variable accounts did not exceed the limit and therefore, the investment adviser did not pay any portion of the variable accounts’ expenses under this agreement. In addition, the investment adviser has agreed in writing to pay a portion of total annual operating expenses of the variable accounts listed below, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, mortality and expense risk and distribution expense risk charges, contract maintenance charges, and investment-related expenses, such that the total annual operating expenses of these variable accounts do not exceed the expense limitations indicated below, based on the average daily net assets of such variable accounts. These written agreements, with the exception of the Capital Appreciation Variable Account, will continue until April 30, 2013. For the Capital Appreciation Variable Account this written agreement terminated on April 30, 2011. For the six months ended June 30, 2011, these reductions under this agreement amounted to the following for each variable account and are reflected as a reduction of total expenses in the Statements of Operations:

	Expense Limitation	Expense Reduction
Capital Appreciation Variable Account	0.82%	$18,943
High Yield Variable Account	0.90%	16,896
Money Market Variable Account	0.65%	19,590
Total Return Variable Account	0.85%	33,435

Contract Charges – The Sponsor makes a deduction from the variable accounts at the end of each valuation period, during both the accumulation period and after annuity payments begin, for assuming the mortality and expense risks under the contracts. The rate of the deduction may be changed annually but in no event may it exceed 1.25% of the average net assets of each variable account attributable to Compass 3 contracts, or, with respect to Compass 2 contracts, 1.30% of the assets of Capital Appreciation Variable Account, Government Securities Variable Account, High Yield Variable Account, and Money Market Variable Account, or 1.25% of the assets of Global Governments Variable Account, and Total Return Variable Account attributable to such contracts.

Notes to Financial Statements (unaudited) — continued

For assuming the distribution expense risk under Compass 3 contracts, the Sponsor makes a deduction from the variable accounts at the end of each valuation period for the first seven contract years at an effective annual rate of 0.15% of the net assets of the variable accounts attributable to such contracts. Contracts are transferred from Compass 3 to Compass 3 – Level 2 in the month following the seventh contract anniversary. No deduction is made after the seventh contract anniversary. No deduction is made with respect to assets attributable to Compass 2 contracts.

Each year, on the contract anniversary, a contract maintenance charge of $25 with respect to Compass 2 contracts and $30 with respect to Compass 3 contracts is deducted from each contract’s accumulation account and paid the Sponsor to cover administrative expenses relating to the contract. After the annuity commencement date, the annual contract maintenance charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described above applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the variable accounts. Under an administrative services agreement, the variable accounts partially reimburse MFS the costs incurred to provide these services. The variable accounts are charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to the following annual effective rate of each variable account’s average daily net assets:

	Capital Appreciation Variable Account	Global Governments Variable Account	Government Securities Variable Account	High Yield Variable Account	Money Market Variable Account	Total Return Variable Account
Percent of average daily net assets	0.0341%	0.2895%	0.0349%	0.0423%	0.0661%	0.0342%

Managers’ and Officers’ Compensation – Each variable account pays compensation to managers in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each variable account does not pay compensation directly to officers who are affiliated with the Investment Adviser or the Sponsor all of whom receive remuneration for their services to the variable account from MFS. Certain officers of the variable accounts are officers or directors of MFS, MFD (MFS Distributors, Inc.), and MFSC (MFS Service Center, Inc.).

Other – These variable accounts and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO. For the six months ended June 30, 2011, the aggregate fees paid by the variable accounts to Tarantino LLC and Griffin Compliance LLC which are included in miscellaneous expense on the Statements of Operations were as follows:

Capital Appreciation Variable Account	$1,070
Global Governments Variable Account	49
Government Securities Variable Account	447
High Yield Variable Account	335
Money Market Variable Account	223
Total Return Variable Account	813

All variable accounts, except the Money Market Variable Account, invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statements of Operations. This money market fund does not pay a management fee to MFS.

(5)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Capital Appreciation Variable Account	$19,635,841	$26,892,695
Global Governments Variable Account	799,829	790,794
Government Securities Variable	182,807	1,519,108
High Yield Variable Account	11,901,867	14,350,681
Total Return Variable Account	6,978,228	11,482,972

Notes to Financial Statements (unaudited) — continued

Purchases and sales of money market securities for the Money Market Variable Account, exclusive of securities subject to repurchase agreements, aggregated $497,411,656 and $498,742,604, respectively.

Purchases and sales of U.S. Government Securities, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
Global Governments Variable Account	$940,124	$1,375,565
Government Securities Variable Account	6,727,668	8,804,845
High Yield Variable Account	120,044	—
Total Return Variable Account	2,004,610	2,826,262

(6)	Participant Transactions

The changes in net assets from changes in numbers of outstanding units were as follows:

	Six Months Ended 6/30/11 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decreases)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	4		$220		(3)	$(175)	(74)	$(4,694)	(73)	$(4,649)	$(123)	$(4,772)
Compass 3 Contracts	1		27		(3)	(108)	(1)	(58)	(3)	(139)	—	(139)
Compass 3 Level 2 Contracts	14		201		6	154	(183)	(3,207)	(163)	(2,852)	(13)	(2,865)

			$448			$(129)		$(7,959)		$(7,640)	$(136)	$(7,776)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	4	$113	(2)	$(69)	2	$44	$(0)*	$44
Compass 3 Contracts	0	*	3		(1)	(25)	(0)*	(12)	(1)	(34)	—	(34)
Compass 3 Level 2 Contracts	0	*	5		5	96	(17)	(305)	(33)	(204)	(2)	(206)

			$8			$184		$(386)		$(194)	$(2)	$(196)

Government Securities Variable Account
Compass 2 Contracts	1		$38		(16)	$(764)	(51)	$(2,367)	(66)	$(3,093)	$(88)	$(3,181)
Compass 3 Contracts	0	*	3		(1)	(19)	(0)*	(5)	(1)	(21)	—	(21)
Compass 3 Level 2 Contracts	2		28		(1)	(12)	(34)	(653)	(33)	(637)	(1)	(638)

			$69			$(795)		$(3,025)		$(3,751)	$(89)	$(3,840)

High Yield Variable Account
Compass 2 Contracts	3		$163		(10)	$(507)	(33)	$(1,627)	(40)	$(1,971)	$(38)	$(2,009)
Compass 3 Contracts	0	*	4		(2)	(67)	(0)*	(6)	(2)	(69)	—	(69)
Compass 3 Level 2 Contracts	1		10		(54)	(1,059)	(20)	(385)	(73)	(1,434)	(5)	(1,439)

			$177			$(1,633)		$(2,018)		$(3,474)	$(43)	$(3,517)

Money Market Variable Account
Compass 2 Contracts	13		$281		36	$772	(71)	$(1,522)	(22)	$(469)	$(7)	$(476)
Compass 3 Contracts	0	*	3		(2)	(38)	(0)*	(3)	(2)	(38)	—	(38)
Compass 3 Level 2 Contracts	3		28		79	1,039	(138)	(1,799)	(56)	(732)	(2)	(734)

			$312			$1,773		$(3,324)		$(1,239)	$(9)	$(1,248)

Total Return Variable Account
Compass 2 Contracts	3		$136		(8)	$(430)	(33)	$(1,719)	(38)	$(2,013)	$(72)	$(2,085)
Compass 3 Contracts	0	*	19		(3)	(171)	(1)	(52)	(4)	(204)	—	(204)
Compass 3 Level 2 Contracts	4		80		8	217	(168)	(4,197)	(156)	(3,900)	(22)	(3,922)

			$235			$(384)		$(5,968)		$(6,117)	$(94)	$(6,211)

*	Amount is less than $500.

Notes to Financial Statements (unaudited) — continued

	Year Ended 12/31/10 (000 Omitted)
	Purchase Payments Received				Transfers Between Variable Accounts and Fixed Accumulation Account		Withdrawals, Surrenders, Annuitizations, and Contract Charges		Net Accumulation Activity		Net Annuitization Activity	Net Increases (Decreases)
	Units		Dollars		Units	Dollars	Units	Dollars	Units	Dollars	Dollars	Dollars
Capital Appreciation Variable Account
Compass 2 Contracts	10		$452		(16)	$(763)	(173)	$(9,653)	(179)	$(9,964)	$(223)	$(10,187)
Compass 3 Contracts	3		108		(7)	(265)	(3)	(75)	(7)	(232)	—	(232)
Compass 3 Level 2 Contracts	18		193		(28)	(346)	(347)	(5,270)	(357)	(5,423)	2	(5,421)

			$753			$(1,374)		$(14,998)		$(15,619)	$(221)	$(15,840)

Global Governments Variable Account
Compass 2 Contracts	0	*	$0	*	(3)	$(85)	(27)	$(835)	(30)	$(920)	$(3)	$(923)
Compass 3 Contracts	0	*	13		(0)*	(40)	(1)	(17)	(1)	(44)	—	(44)
Compass 3 Level 2 Contracts	1		6		(7)	(116)	(38)	(679)	(44)	(789)	(13)	(802)

			$19			$(241)		$(1,531)		$(1,753)	$(16)	$(1,769)

Government Securities Variable Account
Compass 2 Contracts	14		$628		(8)	$(346)	(127)	$(5,906)	(121)	$(5,624)	$(229)	$(5,853)
Compass 3 Contracts	0	*	14		(7)	(232)	(0)*	(7)	(7)	(225)	—	(225)
Compass 3 Level 2 Contracts	4		54		37	722	(105)	(2,020)	(64)	(1,244)	(4)	(1,248)

			$696			$144		$(7,933)		$(7,093)	$(233)	$(7,326)

High Yield Variable Account
Compass 2 Contracts	5		$223		(10)	$(435)	(86)	$(3,880)	(91)	$(4,092)	$(85)	$(4,177)
Compass 3 Contracts	0	*	18		(1)	(45)	(1)	(39)	(2)	(66)	—	(66)
Compass 3 Level 2 Contracts	1		14		(6)	(30)	(60)	(1,061)	(65)	(1,077)	(11)	(1,088)

			$255			$(510)		$(4,980)		$(5,235)	$(96)	$(5,331)

Money Market Variable Account
Compass 2 Contracts	4		$76		38	$828	(153)	$(3,286)	(111)	$(2,382)	$(23)	$(2,405)
Compass 3 Contracts	1		14		(6)	(107)	(2)	(38)	(7)	(131)	—	(131)
Compass 3 Level 2 Contracts	13		145		13	206	(252)	(3,322)	(226)	(2,971)	(4)	(2,975)

			$235			$927		$(6,646)		$(5,484)	$(27)	$(5,511)

Total Return Variable Account
Compass 2 Contracts	4		$211		(10)	$(495)	(92)	$(4,488)	(98)	$(4,772)	$(73)	$(4,845)
Compass 3 Contracts	2		96		(21)	(984)	(6)	(295)	(25)	(1,183)	—	(1,183)
Compass 3 Level 2 Contracts	14		203		11	380	(404)	(9,221)	(379)	(8,638)	(32)	(8,670)

			$510			$(1,099)		$(14,004)		$(14,593)	$(105)	$(14,698)

*	Amount is less than $500.

(7)	Line of Credit

The variable accounts and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the variable accounts and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the variable accounts’ commitment fee and interest expense are included in miscellaneous expense on the Statements of Operations and were as follows:

	Commitment fee	Interest expense
Capital Appreciation Variable Account	$528	$—
Global Governments Variable Account	25	—
Government Securities Variable Account	219	—
High Yield Variable Account	164	—
Money Market Variable Account	111	—
Total Return Variable Account	401	—

Notes to Financial Statements (unaudited) — continued

(8)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable accounts assume the MFS Institutional Money Market Portfolio to be an affiliated issuer. The variable accounts’ transactions in the MFS Institutional Money Market Portfolio for the six months ended June 30, 2011 are as follows:

	Underlying Affiliated Funds – MFS Institutional Money Market Portfolio
	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
Capital Appreciation Variable Account	1,555,872	7,199,972	(8,334,864)	420,980
Global Governments Variable Account	246,397	1,601,152	(1,543,015)	304,534
Government Securities Variable Account	4,438,810	6,045,821	(7,845,724)	2,638,907
High Yield Variable Account	459,698	6,984,436	(6,986,985)	457,149
Total Return Variable Account	1,598,744	6,919,530	(7,976,825)	541,449

	Underlying Affiliated Funds – MFS Institutional Money Market Portfolio

	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Capital Appreciation Variable Account	$—	$—	$1,231	$420,980
Global Governments Variable Account	$—	$—	$312	$304,534
Government Securities Variable Account	$—	$—	$3,191	$2,638,907
High Yield Variable Account	$—	$—	$1,033	$457,149
Total Return Variable Account	$—	$—	$695	$541,449

(9)	Subsequent Event

On July 14, 2011, the Board of Managers of each variable account approved a proposal (the “Proposed Transaction”) whereby each variable account would be restructured as a separate account registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust (“UIT”) that invests its assets entirely in a series MFS Variable Insurance Trust II (the “acquiring funds”) as described below:

Variable Accounts	Acquiring Funds
Capital Appreciation Variable Account	MFS Massachusetts Investors Growth Stock Portfolio
Global Governments Variable Account	MFS Global Governments Portfolio
Government Securities Variable Account	MFS Government Securities Portfolio
High Yield Variable Account	MFS High Yield Portfolio
Money Market Variable Account	MFS Money Market Portfolio
Total Return Variable Account	MFS Total Return Portfolio

The Proposed Transaction is subject to the approval of the contract holders of the variable accounts. The Proposed Transaction provides for the transfer of the investment-related assets of the variable accounts to the applicable acquiring fund and the assumption by such acquiring fund of the variable account’s investment-related liabilities in exchange for shares of beneficial interest in the acquiring fund (the “transfer”). Simultaneously or immediately following the transfer, the SEC registration status of each variable account will change from a managed separate account to a UIT. If approved by contract holders, it is expected that the reorganization will occur in December, 2011.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Investment Adviser

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116-3741

Custodian

State Street Bank and Trust

1 Lincoln Street, Boston, MA 02111-2900

Board Review of Investment Advisory Agreement

A discussion regarding the Board’s most recent review and renewal of each variable account’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of the MFS Web site (mfs.com).

Proxy Voting Policies and Information

A general description of the variable accounts’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Information regarding how the accounts voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The accounts will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The accounts’ Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

Washington, D.C. 20549 0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The accounts’ Form N-Q is available on the EDGAR database on the Commission’s Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

Further Information

From time to time, MFS may post important information about a variable account or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the variable account’s name under “Compass” in the “Products and Performance” section of mfs.com.

cous-sem-8/11

Sun Life Financial Distributors Inc.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.